UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-23435

Zacks Trust
(Exact name of registrant as specified in charter)

227 West Monroe Street Suite 4350, Chicago, IL	60606
(Address of principal executive offices)	(Zip code)

Corporation Trust Company
1209 Orange Street
Wilmington, Delaware 19808
(Name and address of agent for service)

Registrant’s telephone number, including area code:	312-265-9359

Date of fiscal year end:	11/30

Date of reporting period:	11/30/25

Item 1. Reports to Stockholders.

(a)

Zacks Earnings Consistent Portfolio ETF

(ZECP) NYSE Arca, Inc.

Annual Shareholder Report - November 30, 2025

Fund Overview

This annual shareholder report contains important information about Zacks Earnings Consistent Portfolio ETF for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at https://zacksetfs.com/resources.php. You can also request this information by contacting us at 1-855-813-3507.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Zacks Earnings Consistent Portfolio ETF	$58	0.55%

How did the Fund perform during the reporting period?

For the fiscal year ended November 30, 2025 (12/1/2024–11/30/2025), ZECP returned 10.28% versus 13.59% for the Russell 3000, trailing by -3.31%. Attribution indicates the gap was driven mainly by stock selection (-2.34%), with a modest drag from sector positioning (-0.23%); the remainder reflects fees and residual effects.

The detailed attribution analysis showed uneven sector results. Communication Services (+1.48%) and Industrials (+1.00%) added the most to relative performance, benefiting from strong selection—most notably Alphabet—and favorable industrial holdings. Technology was the primary headwind (-3.96%), combining an underweight (allocation -0.29%) with weaker selection (selection -3.66%). Financial Services also detracted (-0.87%) as an overweight (allocation -0.34%) and negative selection (selection -0.53%) compounded.

At the security level, the largest active contributors were Alphabet (+1.50%), Caterpillar (+0.86%), and Cardinal Health (+0.54%). The largest detractors were driven by missed exposure to high performers—Broadcom (-1.34%) and NVIDIA (-0.48%)—and weaker outcomes in select holdings including Synopsys (-0.97%), UnitedHealth (-0.86%), and Accenture (-0.68%). In absolute terms, the portfolio’s gains were led by Alphabet (3.90% contribution), Apple (1.27%), Caterpillar (1.17%), and Microsoft (0.96%). The biggest absolute detractors were UnitedHealth (-1.46%), Synopsys (-0.56%), Accenture (-0.49%), and Fiserv (-0.44%).

ZECP is designed to invest in companies expected to exhibit consistent earnings growth over time. Our strategy emphasizes companies with a history of stable and predictable earnings growth across various economic cycles, as such companies often possess competitive advantages.

Given its investment mandate, which focuses on earnings consistency factors, ZECP typically underperforms during bullish or upward-trending markets. However, companies with stable earnings provide significant downside protection during market downturns or periods of heightened volatility. These companies offer resilience and stability, helping cushion the portfolio against substantial losses due to their ability to navigate adverse market conditions effectively.

While recent market conditions have been marked by extended periods of positive performance, such stretches often lead to increased volatility. For this reason, we view ZECP as a valuable core holding in any portfolio. We believe that maintaining a focus on quality companies with stable and predictable earnings will help smooth returns over time and mitigate risk during volatile market period.

*The Morningstar report for attribution analysis utilizes the iShares Russell 3000 ETF as a proxy for the Russell 3000 Index.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Zacks Earnings Consistent Portfolio ETF - NAV
Russell 3000® Index
$16,000
$15,000
$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
$15,600
$14,459
Aug-2021
Nov-2021
Nov-2022
Nov-2023
Nov-2024
Nov-2025

	Zacks Earnings Consistent Portfolio ETF - NAV	Russell 3000® Index
Aug-2021	$10,000	$10,000
Nov-2021	$10,092	$10,167
Nov-2022	$9,759	$9,068
Nov-2023	$10,284	$10,212
Nov-2024	$13,112	$13,733
Nov-2025	$14,459	$15,600

Average Annual Total Returns

	1 Year	Since Inception (August 23, 2021)
Zacks Earnings Consistent Portfolio ETF - NAV	10.28%	9.02%
Russell 3000® Index	13.59%	10.97%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$281,649,678
Number of Portfolio Holdings	61
Advisory Fee	$1,029,113
Portfolio Turnover	12%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	100.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology
25.0%
Financials
17.0%
Health Care
15.3%
Industrials
12.6%
Communications
10.0%
Consumer Staples
7.4%
Consumer Discretionary
6.4%
Utilities
3.7%
Real Estate
1.4%
Other Assets in Excess of Liabilities
1.3%

Value	Value
Other Assets in Excess of Liabilities	1.3%
Real Estate	1.4%
Utilities	3.7%
Consumer Discretionary	6.4%
Consumer Staples	7.4%
Communications	10.0%
Industrials	12.6%
Health Care	15.3%
Financials	17.0%
Technology	25.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Apple, Inc.	7.4%
Alphabet, Inc., Class A	7.4%
Microsoft Corporation	6.0%
Caterpillar, Inc.	3.5%
JPMorgan Chase & Company	3.3%
Walmart, Inc.	2.9%
American Express Company	2.9%
Eli Lilly & Company	2.7%
Netflix, Inc.	2.6%
Procter & Gamble Company (The)	2.1%

Material Fund Changes

No material changes occurred during the year ended November 30, 2025.

Zacks Earnings Consistent Portfolio ETF

Annual Shareholder Report - November 30, 2025

Where can I find additional information about the Fund?

This annual shareholder report contains important information about Zacks Earnings Consistent Portfolio ETF for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at https://zacksetfs.com/resources.php. You can also request this information by contacting us at 1-855-813-3507.

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 113025-ZECP

Zacks Focus Growth ETF

(GROZ) NYSE Arca, Inc.

Annual Shareholder Report - November 30, 2025

Fund Overview

This annual shareholder report contains important information about Zacks Focus Growth ETF for the period of December 4, 2024 (commencement of operations) to November 30, 2025. You can find additional information about the Fund at https://zacksetfs.com/resources.php. You can also request this information by contacting us at 1-855-813-3507.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Zacks Focus Growth ETF	$60	0.55%

* Expenses for the full reporting period would be higher.

How did the Fund perform during the reporting period?

For the fiscal year ended November 30, 2025 (12/4/2024–11/30/2025), the Zacks Focus Growth ETF returned 19.64% versus 17.06% for the Russell 1000 Growth Index, underperforming by -0.72%. Attribution indicates the shortfall was driven primarily by sector allocation (-4.54%), which more than offset strong stock selection (+3.82%); the remainder reflects residual effects.

The detailed attribution analysis showed that cash positioning was the largest single driver of relative performance. The portfolio maintained an average cash overweight of +2.93%, which detracted -3.60% on allocation as equities advanced. Beyond cash, Technology also weighed on relative results from an allocation perspective: an underweight of -6.25% detracted -0.93%. Importantly, Technology selection was positive (+0.97%), largely offsetting the underweight and leaving Technology close to flat on an active basis (+0.04%). Outside of these effects, several sectors contributed positively to active return—most notably Financial Services (+1.08%), Communication Services (+0.63%), and Consumer Cyclical (+0.64%)—reflecting generally favorable security selection.

At the security level, the largest positive selection contributors included Alphabet Class A (+0.83%), The Goldman Sachs Group (+0.73%), and Broadcom (+0.62%), along with additional positive contributions from select industrial and consumer names. The largest selection detractors were led by an underweight to Alphabet Class C (-0.96%) and weaker relative outcomes in Apple (-0.65%) and Fortinet (-0.42%), with additional headwinds from UnitedHealth (-0.35%) and Duolingo (-0.33%). In absolute terms, portfolio gains were led by Alphabet Class A (4.25% contribution), Broadcom (4.02%), and NVIDIA (2.17%), while the largest absolute detractors included Salesforce (-0.52%), ServiceNow (-0.45%), Duolingo (-0.37%), and UnitedHealth (-0.33%).

The Zacks Focus Growth ETF seeks long-term capital appreciation through exposure to growth-oriented equities. During the period, portfolio outcomes were supported by strong security selection across several sectors, but relative results were constrained by allocation effects—particularly the cash overweight and a Technology underweight during a market environment where large-cap growth leadership remained influential. Going forward, we will continue to emphasize disciplined security selection while actively managing sector exposures and cash positioning to balance participation in strong up markets with prudent risk control.

*The Morningstar report for attribution analysis utilizes the iShares Russell 1000 Growth ETF as a proxy for the Russell 1000 Growth Index.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Zacks Focus Growth ETF - NAV
Russell 1000® Growth Index
Russell 3000® Index
$12,500
$12,000
$11,500
$11,000
$10,500
$10,000
$9,500
$9,000
$8,500
$11,964
$11,706
$11,257
12/04/24
12/31/24
01/31/25
02/28/25
03/31/25
04/30/25
05/31/25
06/30/25
07/31/25
08/31/25
09/30/25
10/31/25
11/30/25

	Zacks Focus Growth ETF - NAV	Russell 1000® Growth Index	Russell 3000® Index
12/04/24	$10,000	$10,000	$10,000
12/31/24	$9,837	$9,803	$9,607
01/31/25	$10,032	$9,996	$9,911
02/28/25	$9,631	$9,637	$9,721
03/31/25	$8,842	$8,822	$9,154
04/30/25	$9,111	$8,973	$9,092
05/31/25	$9,818	$9,776	$9,668
06/30/25	$10,500	$10,409	$10,160
07/31/25	$10,785	$10,802	$10,383
08/31/25	$10,960	$10,922	$10,624
09/30/25	$11,638	$11,501	$10,990
10/31/25	$12,102	$11,926	$11,226
11/30/25	$11,964	$11,706	$11,257

Average Annual Total Returns

Since Inception (December 4, 2024)
Zacks Focus Growth ETF - NAV	19.64%
Russell 1000® Growth Index	17.06%
Russell 3000® Index	12.57%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$51,278,069
Number of Portfolio Holdings	44
Advisory Fee (net of waivers)	$0
Portfolio Turnover	50%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	100.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology
42.4%
Communications
16.9%
Consumer Discretionary
14.1%
Health Care
9.1%
Industrials
7.5%
Consumer Staples
5.5%
Financials
3.4%
Energy
0.5%
Other Assets in Excess of Liabilities
0.6%

Value	Value
Other Assets in Excess of Liabilities	0.6%
Energy	0.5%
Financials	3.4%
Consumer Staples	5.5%
Industrials	7.5%
Health Care	9.1%
Consumer Discretionary	14.1%
Communications	16.9%
Technology	42.4%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
NVIDIA Corporation	8.5%
Apple, Inc.	8.3%
Microsoft Corporation	7.9%
Alphabet, Inc., Class A	7.4%
Broadcom, Inc.	5.8%
Amazon.com, Inc.	4.9%
Tesla, Inc.	4.5%
Meta Platforms, Inc., Class A	3.9%
Eli Lilly & Company	3.6%
Netflix, Inc.	3.3%

Material Fund Changes

No material changes occurred during the year ended November 30, 2025.

Zacks Focus Growth ETF

Annual Shareholder Report - November 30, 2025

Where can I find additional information about the Fund?

This annual shareholder report contains important information about Zacks Focus Growth ETF for the period of December 4, 2024 to November 30, 2025. You can find additional information about the Fund at https://zacksetfs.com/resources.php. You can also request this information by contacting us at 1-855-813-3507.

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 113025-GROZ

Zacks Quality International ETF

(QUIZ) NYSE Arca, Inc.

Annual Shareholder Report - November 30, 2025

Fund Overview

This annual shareholder report contains important information about Zacks Quality International ETF for the period of August 18, 2025 (commencement of operations) to November 30, 2025. You can find additional information about the Fund at https://zacksetfs.com/resources.php. You can also request this information by contacting us at 1-855-813-3507.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Zacks Quality International ETF	$16	0.55%

* Expenses for the full reporting period would be higher.

How did the Fund perform during the reporting period?

During the reporting period, the Zacks Quality International ETF (QUIZ) delivered solid performance, keeping pace with both its primary benchmark and a widely used peer ETF. From August 18, 2025 through November 30, 2025, QUIZ generated a total return of 3.40%, outperforming the 3.15% return of the Bloomberg Developed Markets ex-North America Large & Mid Cap Price Return Index and closely tracking the 3.48% return of the iShares MSCI EAFE ETF over the same period.

The Fund’s results reflect the effectiveness of its quality-focused, rules-based investment process, which provided broad participation in rising international equity markets while maintaining discipline during periods of market volatility. Performance tracked the benchmark closely throughout the period, with relative results driven by consistent, incremental contributions across holdings, rather than reliance on isolated securities or short-term market events.

On an annualized equivalent basis, QUIZ delivered a return of 12.58%, compared with 12.89% for EFA. While the Fund has a relatively short operating history since its inception in August 2025, early results are consistent with the strategy’s objective of delivering competitive returns through systematic quality-based stock selection. We believe that, over a longer measurement period, the disciplined application of the methodology positions the Fund to generate attractive relative performance versus both its benchmark and peer alternatives.

Overall, performance during the period underscores QUIZ’s ability to deliver competitive absolute returns, maintain close benchmark alignment, and establish a solid foundation for long-term relative value creation within developed international equity markets.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Zacks Quality International ETF - NAV
Bloomberg Global Developed Markets ex N. America Large-Mid
MSCI EAFE Index
$10,400
$10,300
$10,200
$10,100
$10,000
$9,900
$10,348
$10,340
$10,315
08/18/25
08/31/25
09/30/25
10/31/25
11/30/25

	Zacks Quality International ETF - NAV	Bloomberg Global Developed Markets ex N. America Large-Mid	MSCI EAFE Index
08/18/25	$10,000	$10,000	$10,000
08/31/25	$9,936	$9,971	$9,974
09/30/25	$10,076	$10,136	$10,165
10/31/25	$10,256	$10,264	$10,284
11/30/25	$10,340	$10,315	$10,348

Average Annual Total Returns

Since Inception (August 18, 2025)
Zacks Quality International ETF - NAV	3.40%
Bloomberg Global Developed Markets ex N. America Large-Mid	3.15%
MSCI EAFE Index	3.48%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$46,796,138
Number of Portfolio Holdings	171
Advisory Fee (net of waivers)	$0
Portfolio Turnover	8%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	100.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.5%
Energy	2.6%
Utilities	3.6%
Communications	5.3%
Materials	6.0%
Consumer Discretionary	7.9%
Consumer Staples	9.7%
Technology	9.8%
Health Care	10.4%
Industrials	16.3%
Financials	26.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
HSBC Holdings PLC	2.1%
ASML Holding N.V.	2.0%
Siemens A.G.	1.7%
British American Tobacco plc	1.7%
Roche Holding A.G.	1.6%
Commonwealth Bank of Australia	1.4%
SAP S.E.	1.4%
Allianz SE	1.4%
AstraZeneca PLC	1.4%
Sony Corporation	1.3%

Material Fund Changes

No material changes occurred during the year ended November 30, 2025.

Zacks Quality International ETF

Annual Shareholder Report - November 30, 2025

Where can I find additional information about the Fund?

This annual shareholder report contains important information about Zacks Quality International ETF for the period of August 18, 2025 to November 30, 2025. You can find additional information about the Fund at https://zacksetfs.com/resources.php. You can also request this information by contacting us at 1-855-813-3507.

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 113025-QUIZ

Zacks Small/Mid Cap ETF

(SMIZ) NYSE Arca, Inc.

Annual Shareholder Report - November 30, 2025

Fund Overview

This annual shareholder report contains important information about Zacks Small/Mid Cap ETF for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at https://zacksetfs.com/resources.php. You can also request this information by contacting us at 1-855-813-3507.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Zacks Small/Mid Cap ETF	$56	0.55%

How did the Fund perform during the reporting period?

For the fiscal year ended November 30, 2025 (12/1/2024–11/30/2025), the Zacks Small/Mid Cap ETF (SMIZ) returned 5.25% versus 3.39% for the Russell 2500 Index, outperforming by +1.86%. Attribution indicates the relative gain was driven primarily by stock selection (+1.84%), complemented by sector positioning (+0.70%) for a total attribution active return of +2.53%; the difference to the reported active return largely reflects fees/expenses and residual effects.

The detailed attribution analysis showed that sector results were led by Technology, which contributed +2.48% to relative performance, supported by both an overweight (+0.52% allocation effect) and strong stock selection (+1.96% selection effect). Other sector allocation tailwinds were more modest but positive, including Healthcare (+0.43%) and Utilities (+0.41%). On the detractor side, Consumer Defensive was the largest allocation headwind (-0.55%), and residual benchmark “Unclassified” exposure also weighed (-0.23%).

At the security level, the largest active contributors were Credo Technology (+1.03%), SSR Mining (+0.79%), and ProAssurance (+0.77%). The largest detractors were driven by missed exposure and weaker relative results, led by Robinhood (-1.12%), SanDisk (-0.80%), and Ciena (-0.60%). In absolute terms, portfolio gains were led by Credo Technology (1.13% contribution), Comfort Systems (0.96%), Rigel Pharmaceuticals (0.80%), SSR Mining (0.75%), and Amphenol (0.73%). The largest absolute detractors included SPS Commerce (-0.38%), Datadog (-0.34%), and Sprouts Farmers Market (-0.33%).

SMIZ is designed to invest in small- and mid-cap companies expected to benefit from upward earnings estimate revisions, leveraging a proprietary earnings revision framework. The portfolio typically holds approximately 200 companies, broadly split between small- and mid-cap stocks. We continue to believe small- and mid-cap equities offer a compelling opportunity set, as they have historically traded at a meaningful discount to large caps despite many businesses exhibiting comparable profitability profiles. Against that backdrop, SMIZ is positioned as a differentiated allocation within a balanced portfolio, offering targeted exposure to small- and mid-cap companies with improving fundamental expectations.

*The Morningstar report for attribution analysis utilizes the iShares Russell 2500 ETF as a proxy for the Russell 2500 Index.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Zacks Small/Mid Cap ETF - NAV
Russell 3000® Index
Russell 2500® Index
$17,000
$16,000
$15,000
$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
$16,285
$15,394
$14,398
10/02/23
10/31/23
11/30/23
12/31/23
01/31/24
02/29/24
03/31/24
04/30/24
05/31/24
06/30/24
07/31/24
08/31/24
09/30/24
10/31/24
11/30/24
12/31/24
01/31/25
02/28/25
03/31/25
04/30/25
05/31/25
06/30/25
07/31/25
08/31/25
09/30/25
10/31/25
11/30/25

	Zacks Small/Mid Cap ETF - NAV	Russell 3000® Index	Russell 2500® Index
10/02/23	$10,000	$10,000	$10,000
10/31/23	$9,556	$9,751	$9,527
11/30/23	$10,456	$10,660	$10,384
12/31/23	$11,428	$11,226	$11,497
01/31/24	$11,328	$11,350	$11,197
02/29/24	$12,217	$11,965	$11,806
03/31/24	$12,657	$12,351	$12,293
04/30/24	$11,844	$11,807	$11,469
05/31/24	$12,281	$12,365	$11,946
06/30/24	$12,213	$12,748	$11,767
07/31/24	$12,917	$12,985	$12,642
08/31/24	$12,905	$13,267	$12,609
09/30/24	$13,277	$13,542	$12,797
10/31/24	$13,257	$13,442	$12,678
11/30/24	$14,626	$14,337	$13,926
12/31/24	$13,496	$13,899	$12,876
01/31/25	$13,939	$14,337	$13,333
02/28/25	$13,012	$14,062	$12,707
03/31/25	$12,297	$13,242	$11,910
04/30/25	$12,414	$13,153	$11,665
05/31/25	$13,207	$13,987	$12,363
06/30/25	$13,788	$14,698	$12,933
07/31/25	$14,061	$15,021	$13,183
08/31/25	$14,792	$15,369	$13,875
09/30/25	$15,170	$15,899	$14,097
10/31/25	$15,142	$16,240	$14,192
11/30/25	$15,394	$16,285	$14,398

Average Annual Total Returns

	1 Year	Since Inception (October 2, 2023)
Zacks Small/Mid Cap ETF - NAV	5.25%	22.09%
Russell 3000® Index	13.59%	25.31%
Russell 2500® Index	3.39%	18.37%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$163,768,215
Number of Portfolio Holdings	217
Advisory Fee (net of waivers)	$495,667
Portfolio Turnover	105%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	100.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Industrials
18.9%
Financials
18.5%
Technology
17.9%
Health Care
11.9%
Consumer Discretionary
7.4%
Materials
5.5%
Utilities
4.2%
Real Estate
4.2%
Energy
3.6%
Consumer Staples
3.4%
Communications
2.5%
Other Assets in Excess of Liabilities
2.0%

Value	Value
Other Assets in Excess of Liabilities	2.0%
Communications	2.5%
Consumer Staples	3.4%
Energy	3.6%
Real Estate	4.2%
Utilities	4.2%
Materials	5.5%
Consumer Discretionary	7.4%
Health Care	11.9%
Technology	17.9%
Financials	18.5%
Industrials	18.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
EMCOR Group, Inc.	1.8%
Comfort Systems USA, Inc.	1.8%
Amphenol Corporation, Class A	1.4%
Credo Technology Group Holding Ltd.	1.4%
Rigel Pharmaceuticals, Inc.	1.3%
McKesson Corporation	1.1%
Arista Networks, Inc.	1.1%
Northern Trust Corporation	1.1%
Fabrinet	1.0%
Allient, Inc.	1.0%

Material Fund Changes

No material changes occurred during the year ended November 30, 2025.

Zacks Small/Mid Cap ETF

Annual Shareholder Report - November 30, 2025

Where can I find additional information about the Fund?

This annual shareholder report contains important information about Zacks Small/Mid Cap ETF for the period of December 1, 2024 to November 30, 2025. You can find additional information about the Fund at https://zacksetfs.com/resources.php. You can also request this information by contacting us at 1-855-813-3507.

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 113025-SMIZ

(b)	Not applicable

Item 2. Code of Ethics.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	N/A

(c)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(d)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

(e)	N/A

(f)	See Item 19(a)(1)

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant’s Board of Trustees has determined that Stuart Kaufman is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Stuart Kaufman is independent for purposes of this Item.

(a)(2) Not applicable.

(a)(3) Not applicable.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant’s principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

Audit Fees
2025 - $53,000
2024 - $27,500

(b)	Audit-Related Fees - There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.

2025 – None
2024 – None

(c)	Tax Fees The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

2025 - $12000
2024 - $6,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were:

2025 – None
2024 – None

(e)	(1)	Audit Committee’s Pre-Approval Policies

The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(2)	Percentages of Services Approved by the Audit Committee - There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

	2025	2024
Audit-Related Fees:	0.00%	0.00%
Tax Fees:	0.00%	0.00%
All Other Fees:	0.00%	0.00%

(f)	During the audit of registrant’s financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant’s engagement were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2025 - $12,000
2024 - $6,000

(h)	The registrant’s audit committee has considered whether the provision of non-audit services to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant’s independence.

(i)	Not applicable

(j)	Not applicable

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Zacks Earnings Consistent Portfolio ETF
(ZECP)

Zacks Small/Mid Cap ETF
(SMIZ)

Zacks Focus Growth ETF
(GROZ)

Zacks Quality International ETF
(QUIZ)

Annual Financial Statements and Additional Information

November 30, 2025

1-855-813-3507

www.ZacksETFs.com

ZACKS EARNINGS CONSISTENT PORTFOLIO ETF
SCHEDULE OF INVESTMENTS
November 30, 2025

Shares		Fair Value
	COMMON STOCKS — 98.7%
	AEROSPACE & DEFENSE - 2.7%
8,004	General Dynamics Corporation	$2,734,407
28,098	RTX Corporation	4,914,621
		7,649,028
	ASSET MANAGEMENT - 2.3%
8,835	Ameriprise Financial, Inc.	4,026,463
2,234	Blackrock, Inc.	2,339,668
		6,366,131
	BANKING - 5.4%
29,341	JPMorgan Chase & Company	9,186,081
14,131	PNC Financial Services Group, Inc. (The)	2,695,064
73,450	Truist Financial Corporation	3,415,425
		15,296,570
	BEVERAGES - 1.3%
24,863	PepsiCo, Inc.	3,698,123

	BIOTECH & PHARMA - 7.1%
10,438	Amgen, Inc.	3,605,911
31,314	Bristol-Myers Squibb Company	1,540,649
7,135	Eli Lilly & Company	7,673,478
21,315	Johnson & Johnson	4,410,500
27,589	Merck & Company, Inc.	2,892,155
		20,122,693
	COMMERCIAL SUPPORT SERVICES - 3.1%
23,650	Cintas Corporation	4,399,373
20,212	Republic Services, Inc.	4,387,217
		8,786,590
	CONSUMER FINANCE - 2.8%
21,950	American Express Company	8,017,677

	DIVERSIFIED INDUSTRIALS - 1.0%
20,120	Emerson Electric Company	2,683,606

	ELECTRIC UTILITIES - 2.8%
44,045	American Electric Power Company, Inc.	5,451,450

See accompanying notes which are an integral part of these financial statements.

ZACKS EARNINGS CONSISTENT PORTFOLIO ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2025

Shares		Fair Value
	COMMON STOCKS — 98.7% (Continued)
	ELECTRIC UTILITIES - 2.8% (Continued)
29,633	Southern Company (The)	$2,700,159
		8,151,609
	ELECTRICAL EQUIPMENT - 0.6%
12,513	Amphenol Corporation, Class A	1,763,082

	ENGINEERING & CONSTRUCTION - 1.3%
6,061	EMCOR Group, Inc.	3,727,939

	FOOD - 1.1%
17,129	Hershey Company (The)	3,221,622

	GAS & WATER UTILITIES - 0.9%
18,505	American Water Works Company, Inc.	2,406,945

	HEALTH CARE FACILITIES & SERVICES - 4.0%
25,526	Cardinal Health, Inc.	5,418,149
8,944	Labcorp Holdings, Inc.	2,403,968
10,223	UnitedHealth Group, Inc.	3,371,239
		11,193,356
	HOUSEHOLD PRODUCTS - 2.1%
39,356	Procter & Gamble Company (The)	5,830,985

	INDUSTRIAL REIT - 0.7%
14,984	Prologis, Inc.	1,925,893

	INDUSTRIAL SUPPORT SERVICES - 0.4%
28,005	Fastenal Company	1,131,402

	INSTITUTIONAL FINANCIAL SERVICES - 0.9%
27,807	Nasdaq, Inc.	2,528,212

	INSURANCE - 5.6%
38,397	Hartford Insurance Group, Inc. (The)	5,261,541
22,563	Marsh & McLennan Companies, Inc.	4,139,182

See accompanying notes which are an integral part of these financial statements.

ZACKS EARNINGS CONSISTENT PORTFOLIO ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2025

Shares		Fair Value
	COMMON STOCKS — 98.7% (Continued)
	INSURANCE - 5.6% (Continued)
41,185	MetLife, Inc.	$3,153,124
38,929	W R Berkley Corporation	3,024,394
		15,578,241
	INTERNET MEDIA & SERVICES - 10.0%
65,292	Alphabet, Inc., Class A	20,905,192
66,841	Netflix, Inc.(a)	7,190,755
		28,095,947
	LEISURE FACILITIES & SERVICES - 2.8%
12,249	Marriott International Inc, Class A	3,733,373
8,640	McDonald’s Corporation	2,694,125
15,212	Starbucks Corporation	1,325,117
		7,752,615
	MACHINERY - 3.5%
16,892	Caterpillar, Inc.	9,725,737

	MEDICAL EQUIPMENT & DEVICES - 4.2%
23,109	Abbott Laboratories	2,978,750
31,604	Boston Scientific Corporation(a)	3,210,334
7,273	Stryker Corporation	2,699,592
4,791	Thermo Fisher Scientific, Inc.	2,830,667
		11,719,343
	RESIDENTIAL REIT - 0.7%
14,166	Mid-America Apartment Communities, Inc.	1,925,018

	RETAIL - CONSUMER STAPLES - 2.9%
72,947	Walmart, Inc.	8,061,373

	RETAIL - DISCRETIONARY - 3.6%
15,578	Home Depot, Inc. (The)	5,560,100
30,573	TJX Companies, Inc. (The)	4,644,650
		10,204,750
	SEMICONDUCTORS - 2.3%
10,897	Analog Devices, Inc.	2,891,410

See accompanying notes which are an integral part of these financial statements.

ZACKS EARNINGS CONSISTENT PORTFOLIO ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2025

Shares		Fair Value
	COMMON STOCKS — 98.7% (Continued)
	SEMICONDUCTORS - 2.3% (Continued)
13,701	Applied Materials, Inc.	$3,456,077
		6,347,487
	SOFTWARE - 9.8%
10,942	Cadence Design Systems, Inc.(a)	3,412,153
4,666	Intuit, Inc.	2,958,617
34,146	Microsoft Corporation	16,800,174
11,644	Oracle Corporation	2,351,506
10,013	Salesforce, Inc.	2,308,397
		27,830,847
	TECHNOLOGY HARDWARE - 8.7%
75,006	Apple, Inc.	20,915,423
50,920	Cisco Systems, Inc.	3,917,785
		24,833,208
	TECHNOLOGY SERVICES - 4.1%
11,695	Accenture PLC, Class A	2,923,750
9,694	International Business Machines Corporation	2,991,375
11,240	Leidos Holdings, Inc.	2,147,964
7,024	Moody’s Corporation	3,447,238
		11,510,327

	TOTAL COMMON STOCKS (Cost $227,987,124)	278,086,356

	TOTAL INVESTMENTS - 98.7% (Cost $227,987,124)	$278,086,356
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.3%	3,563,322
	NET ASSETS - 100.0%	$281,649,678

PLC -	Public Limited Company

REIT -	Real Estate Investment Trust

(a)	Non-income producing security.

See accompanying notes which are an integral part of these financial statements.

ZACKS SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS
November 30, 2025

Shares		Fair Value
	COMMON STOCKS — 98.0%
	ADVERTISING & MARKETING - 0.9%
2,594	AppLovin Corporation, Class A(a)	$1,555,052

	AEROSPACE & DEFENSE - 1.3%
10,858	Astronics Corporation(a)	592,521
7,800	Howmet Aerospace, Inc.	1,595,802
		2,188,323
	ASSET MANAGEMENT - 2.3%
14,694	Acadian Asset Management, Inc.	658,879
5,202	Affiliated Managers Group, Inc.	1,398,454
14,056	Artisan Partners Asset Management, Inc., Class A	583,043
8,880	Stifel Financial Corporation	1,083,360
		3,723,736
	AUTOMOTIVE - 0.9%
40,472	Garrett Motion, Inc.	669,002
7,808	Visteon Corporation	806,176
		1,475,178
	BANKING - 6.0%
8,559	BancFirst Corporation	948,680
192	Cadence Bank	7,649
7,655	City Holding Company	928,628
8,930	East West Bancorp, Inc.	952,831
28,996	First Horizon Corporation	647,771
7,756	Home Bancorp, Inc.	430,225
17,155	Independent Bank Corporation (MA)	1,236,018
20,391	Origin Bancorp, Inc.	742,028
4,227	Park National Corporation	649,056
16,779	Seacoast Banking Corporation of Florida	529,545
48	ServisFirst Bancshares, Inc.	3,414
19,546	SmartFinancial, Inc.	708,738
16,149	Southern First Bancshares, Inc. (a)	819,723
14,616	Texas Capital Bancshares, Inc.(a)	1,317,925
		9,922,231

See accompanying notes which are an integral part of these financial statements.

ZACKS SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2025

Shares		Fair Value
	COMMON STOCKS — 98.0% (Continued)
	BEVERAGES - 0.1%
3,881	Celsius Holdings, Inc.(a)	$158,888

	BIOTECH & PHARMA - 3.9%
168,781	Allogene Therapeutics, Inc.(a)	246,420
1,929	Alnylam Pharmaceuticals, Inc.(a)	870,423
33,881	Arvinas, Inc.(a)	426,392
22	BioMarin Pharmaceutical, Inc.(a)	1,230
4,959	Halozyme Therapeutics, Inc.(a)	354,073
11,113	Mirum Pharmaceuticals, Inc.(a)	811,805
29,113	Mural Oncology PLC(a)	861,163
14,522	Phibro Animal Health Corporation, Class A	608,181
43,306	Rigel Pharmaceuticals, Inc.(a)	2,186,520
		6,366,207
	CHEMICALS - 1.7%
3,537	CF Industries Holdings, Inc.	278,362
6,015	DuPont de Nemours, Inc.	239,217
10,058	International Flavors & Fragrances, Inc.	698,830
103,084	Mativ Holdings, Inc.	1,287,518
2,952	Qnity Electronics, Inc.	239,378
		2,743,305
	COMMERCIAL SUPPORT SERVICES - 0.7%
8,125	Alarm.com Holdings, Inc.(a)	422,175
61,447	Quad/Graphics, Inc.	352,706
4,994	TriNet Group, Inc.	292,648
		1,067,529
	CONSUMER SERVICES - 0.7%
26,334	Coursera, Inc.(a)	209,355
1,933	Grand Canyon Education, Inc.(a)	304,911
10,390	Stride, Inc.(a)	660,077
		1,174,343
	CONTAINERS & PACKAGING - 0.5%
8,774	Crown Holdings, Inc.	849,586

See accompanying notes which are an integral part of these financial statements.

ZACKS SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2025

Shares		Fair Value
	COMMON STOCKS — 98.0% (Continued)
	ELECTRIC UTILITIES - 1.9%
4,731	CenterPoint Energy, Inc.	$189,145
3,483	Constellation Energy Corporation	1,269,066
10,145	Edison International	597,439
5,681	Vistra Corporation	1,016,104
		3,071,754
	ELECTRICAL EQUIPMENT - 7.1%
3,337	Acuity, Inc.	1,222,744
4,685	Advanced Energy Industries, Inc.	989,425
30,337	Allient, Inc.	1,633,951
16,126	Amphenol Corporation, Class A	2,272,152
6,442	Bloom Energy Corporation, Class A(a)	703,724
1,934	Hubbell, Inc.	834,386
3,124	Littelfuse, Inc.	799,806
17,517	NEXTracker, Inc., Class A(a)	1,604,908
2,008	Powell Industries, Inc.	649,026
3,154	SPX Technologies, Inc.(a)	678,236
		11,388,358
	ENGINEERING & CONSTRUCTION - 6.4%
3,068	Comfort Systems USA, Inc.	2,997,252
4,914	EMCOR Group, Inc.	3,022,454
33,919	Great Lakes Dredge & Dock Corporation(a)	433,146
5,998	MasTec, Inc.(a)	1,282,852
9,416	Primoris Services Corporation	1,191,689
3,258	Sterling Infrastructure, Inc.(a)	1,121,762
14,058	Tetra Tech, Inc.	488,375
		10,537,530
	ENTERTAINMENT CONTENT - 0.3%
2,113	Take-Two Interactive Software, Inc.(a)	519,946

	FOOD - 0.9%
4,429	Post Holdings, Inc.(a)	460,749
17,167	Tyson Foods, Inc., Class A	996,545
		1,457,294

See accompanying notes which are an integral part of these financial statements.

ZACKS SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2025

Shares		Fair Value
	COMMON STOCKS — 98.0% (Continued)
	GAMING REIT - 0.2%
12,102	VICI Properties, Inc.	$348,780

	GAS & WATER UTILITIES - 2.3%
17,150	National Fuel Gas Company	1,414,017
23,836	New Jersey Resources Corporation	1,146,035
28,813	NiSource, Inc.	1,271,518
		3,831,570
	HEALTH CARE FACILITIES & SERVICES - 5.2%
3,899	Cencora, Inc.	1,438,458
5,370	GeneDx Holdings Corporation(a)	896,522
9,337	HealthEquity, Inc.(a)	982,066
2,098	McKesson Corporation	1,848,589
2,128	Medpace Holdings, Inc.(a)	1,260,755
21,521	Option Care Health, Inc.(a)	669,303
28,730	Pediatrix Medical Group, Inc.(a)	692,106
3,467	Tenet Healthcare Corporation(a)	751,784
		8,539,583
	HEALTH CARE REIT - 0.7%
23,260	Omega Healthcare Investors, Inc.	1,068,099

	HOME CONSTRUCTION - 0.3%
18,557	Interface, Inc.	517,926

	HOTEL REIT - 0.6%
96,190	Pebblebrook Hotel Trust	1,090,794

	HOUSEHOLD PRODUCTS - 0.7%
38,735	Central Garden & Pet Company, Class A(a)	1,198,461

	INDUSTRIAL INTERMEDIATE PRODUCTS - 0.0%(b)
111	Insteel Industries, Inc.	3,394

	INDUSTRIAL SUPPORT SERVICES - 0.4%
65	API Group Corporation(a)	2,571

See accompanying notes which are an integral part of these financial statements.

ZACKS SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2025

Shares		Fair Value
	COMMON STOCKS — 98.0% (Continued)
	INDUSTRIAL SUPPORT SERVICES - 0.4% (Continued)
19,006	Resideo Technologies, Inc.(a)	$627,008
		629,579
	INSTITUTIONAL FINANCIAL SERVICES - 3.6%
2,616	Cboe Global Markets, Inc.	675,373
3,653	Evercore, Inc., Class A	1,169,216
10,511	Moelis & Company, Class A	674,491
13,046	Northern Trust Corporation	1,713,461
6,906	SEI Investments Company	558,419
2,805	State Street Corporation	333,851
7,664	StoneX Group, Inc.(a)	694,435
		5,819,246
	INSURANCE - 3.4%
3,988	Allstate Corporation (The)	849,364
4,932	Arch Capital Group Ltd.(a)	463,213
2,995	Assurant, Inc.	683,339
2,888	Brown & Brown, Inc.	232,282
7,473	Hartford Insurance Group, Inc. (The)	1,024,026
8,361	Jackson Financial, Inc.	819,462
2,480	Primerica, Inc.	638,154
24,599	United Fire Group, Inc.	899,093
		5,608,933
	INTERNET MEDIA & SERVICES - 0.9%
69	Cargurus, Inc.(a)	2,434
18,747	EverQuote, Inc.(a)	494,733
3,521	Expedia Group, Inc.	900,285
99	TripAdvisor, Inc.(a)	1,472
		1,398,924
	LEISURE FACILITIES & SERVICES - 2.4%
192	Atlanta Braves Holdings, Inc., Series C(a)	7,642
4,365	Brinker International, Inc.(a)	671,293
29,070	Carnival Corporation(a)	749,425
3,297	Darden Restaurants, Inc.	592,075
8,738	Las Vegas Sands Corporation	595,582
8,557	Life Time Group Holdings, Inc.(a)	238,911

See accompanying notes which are an integral part of these financial statements.

ZACKS SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2025

Shares		Fair Value
	COMMON STOCKS — 98.0% (Continued)
	LEISURE FACILITIES & SERVICES - 2.4% (Continued)
4,359	Royal Caribbean Cruises Ltd.	$1,160,584
		4,015,512
	LEISURE PRODUCTS - 0.1%
26,783	Peloton Interactive, Inc., Class A(a)	181,857

	MACHINERY - 1.4%
38	AGCO Corporation	4,026
10,365	Helios Technologies, Inc.	559,606
4,387	Watts Water Technologies, Inc., Class A	1,210,286
4,077	Xylem Inc	573,512
		2,347,430
	MEDICAL EQUIPMENT & DEVICES - 3.2%
22,552	BioLife Solutions, Inc.(a)	597,628
5,101	Exact Sciences Corporation(a)	516,680
4,024	Illumina, Inc.(a)	528,955
5,917	Omnicell, Inc.(a)	216,030
22,186	QIAGEN N.V.	1,059,381
2,975	ResMed, Inc.	761,094
9,603	Solventum Corporation(a)	818,752
62	Teleflex, Inc.	7,094
14,235	Veracyte, Inc.(a)	673,885
		5,179,499
	METALS & MINING - 2.2%
5,024	Anglogold Ashanti plc	430,456
46,379	Coeur Mining, Inc.(a)	800,965
57,916	Hecla Mining Company	974,148
65,994	SSR Mining, Inc.(a)	1,536,341
		3,741,910
	MORTGAGE FINANCE - 0.7%
308	Annaly Capital Management, Inc.	7,022
70,383	Invesco Mortgage Capital, Inc.	577,140
79,446	Orchid Island Capital, Inc.	574,395
440	Starwood Property Trust, Inc.	8,070
		1,166,627

See accompanying notes which are an integral part of these financial statements.

ZACKS SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2025

Shares		Fair Value
	COMMON STOCKS — 98.0% (Continued)
	OIL & GAS PRODUCERS - 2.2%
6,192	California Resources Corporation	$295,854
4,157	Cheniere Energy, Inc.	866,568
4,614	Expand Energy Corporation	562,585
10,497	Golar LNG Ltd.	387,864
21,664	Williams Companies, Inc. (The)	1,319,988
		3,432,859
	OIL & GAS SERVICES & EQUIPMENT - 0.9%
27,028	Ranger Energy Services, Inc.	365,148
17,466	Solaris Oilfield Infrastructure, Inc., CLASS A	836,447
4,077	Weatherford International plc	304,960
		1,506,555
	PUBLISHING & BROADCASTING - 0.3%
6,616	New York Times Company (The), Class A	426,732
115	News Corporation, Class A	2,953
		429,685
	REAL ESTATE INVESTMENT TRUSTS - 0.2%
2,866	Iron Mountain, Inc.	247,479

	REAL ESTATE OWNERS & DEVELOPERS - 0.8%
13,326	Howard Hughes Holdings, Inc.(a)	1,193,077

	REAL ESTATE SERVICES - 0.6%
59,577	Newmark Group, Inc., Class A	1,035,448

	RENEWABLE ENERGY - 0.5%
44,217	Sunrun, Inc.(a)	895,394

	RETAIL - CONSUMER STAPLES - 0.8%
3,612	BJ’s Wholesale Club Holdings, Inc.(a)	322,299
14,366	Kroger Company (The)	966,544
44	Sprouts Farmers Market, Inc.(a)	3,688
		1,292,531
	RETAIL - DISCRETIONARY - 2.8%
6,274	Advance Auto Parts, Inc.	325,495

See accompanying notes which are an integral part of these financial statements.

ZACKS SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2025

Shares		Fair Value
	COMMON STOCKS — 98.0% (Continued)
	RETAIL - DISCRETIONARY - 2.8% (Continued)
2,794	Carvana Company(a)	$1,046,353
4,385	Ferguson Enterprises, Inc.	1,103,573
45,253	Macy’s, Inc.	1,011,857
13,835	Urban Outfitters, Inc.(a)	1,024,758
		4,512,036
	SEMICONDUCTORS - 1.7%
17,693	Amkor Technology, Inc.	643,848
39	Axcelis Technologies, Inc.(a)	3,228
9,524	Cirrus Logic, Inc.(a)	1,146,118
7,712	Microchip Technology, Inc.	413,209
5,835	Rambus, Inc.(a)	557,651
		2,764,054
	SOFTWARE - 5.9%
96	ACI Worldwide, Inc.(a)	4,499
23,579	Alkami Technology, Inc.(a)	502,704
6,115	Blackbaud, Inc.(a)	344,764
68,975	Bumble, Inc., Class A(a)	244,861
2,386	CommVault Systems, Inc.(a)	294,671
3,781	DocuSign, Inc.(a)	262,212
24,567	Dropbox, Inc., Class A(a)	734,062
5,933	Elastic N.V.(a)	418,454
8,484	Five9, Inc.(a)	166,202
5,493	Fortinet, Inc.(a)	445,647
83,712	Freshworks, Inc., Class A(a)	1,016,264
5,420	Guidewire Software, Inc.(a)	1,170,612
73,165	Health Catalyst, Inc.(a)	218,763
22,846	IonQ, Inc.(a)	1,126,308
13,043	Phreesia, Inc.(a)	267,251
2,805	PTC, Inc.(a)	492,081
75	Q2 Holdings, Inc.(a)	5,410
4,266	Qualys, Inc.(a)	600,866
32	SPS Commerce, Inc.(a)	2,666
12,294	Waystar Holding Corporation(a)	453,772

See accompanying notes which are an integral part of these financial statements.

ZACKS SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2025

Shares		Fair Value
	COMMON STOCKS — 98.0% (Continued)
	SOFTWARE - 5.9% (Continued)
9,743	Zoom Video Communications, Inc.(a)	$827,765
		9,599,834
	SPECIALTY FINANCE - 2.7%
11,172	Bread Financial Holdings, Inc.	756,680
27,847	LendingClub Corporation(a)	504,031
10,387	LendingTree, Inc.(a)	592,371
52,568	New Residential Investment Corporation	604,006
51,614	SoFi Technologies, Inc.(a)	1,533,967
12,611	Upstart Holdings, Inc.(a)	566,991
		4,558,046
	SPECIALTY REIT - 1.1%
20,691	EPR Properties	1,081,519
49,572	Postal Realty Trust, Inc., Class A	770,349
		1,851,868
	STEEL - 1.1%
3,184	Carpenter Technology Corporation	1,014,231
12,517	Northwest Pipe Company(a)	733,747
		1,747,978
	TECHNOLOGY HARDWARE - 7.3%
14,128	Arista Networks, Inc.(a)	1,846,247
18,626	Corning, Inc.	1,568,309
12,404	Credo Technology Group Holding Ltd.(a)	2,202,949
3,579	Fabrinet(a)	1,644,228
2,266	Garmin Ltd.	442,595
18,203	Hewlett Packard Enterprise Company	398,100
3,226	InterDigital, Inc.	1,154,102
7,825	NetApp, Inc.	872,957
27,200	PagerDuty, Inc.(a)	326,400
1,441	Ubiquiti, Inc.	840,233
4,092	Western Digital Corporation	668,346
		11,964,466
	TECHNOLOGY SERVICES - 2.7%
9,423	Affirm Holdings, Inc., Class A(a)	668,562
6,034	Leidos Holdings, Inc.	1,153,097

See accompanying notes which are an integral part of these financial statements.

ZACKS SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2025

Shares		Fair Value
	COMMON STOCKS — 98.0% (Continued)
	TECHNOLOGY SERVICES - 2.7% (Continued)
12,765	MAXIMUS, Inc.	$1,098,939
62,230	Remitly Global, Inc.(a)	842,905
34,309	StoneCompany Ltd.(a)	578,107
		4,341,610
	TRANSPORTATION & LOGISTICS - 1.3%
5,932	CH Robinson Worldwide, Inc.	942,417
4,905	Expeditors International of Washington, Inc.	720,545
39	SkyWest, Inc.(a)	3,959
14,142	Southwest Airlines Company	492,283
		2,159,204
	TRANSPORTATION EQUIPMENT - 0.4%
3,387	Westinghouse Air Brake Technologies Corporation	706,359

	WHOLESALE - CONSUMER STAPLES - 0.5%
23,581	United Natural Foods, Inc.(a)	879,807

	WHOLESALE - DISCRETIONARY - 0.3%
22,013	OPENLANE, Inc.(a)	560,011

	TOTAL COMMON STOCKS (Cost $136,674,573)	160,565,685

	TOTAL INVESTMENTS - 98.0% (Cost $136,674,573)	$160,565,685
	OTHER ASSETS IN EXCESS OF LIABILITIES - 2.0%	3,202,530
	NET ASSETS - 100.0%	$163,768,215

Ltd.	– Limited Company

N.V.	– Naamloze Vennootschap

PLC	– Public Limited Company

REIT	Real Estate Investment Trust

(a)	Non-income producing security.

(b)	Percentage rounds to less than 0.1%.

See accompanying notes which are an integral part of these financial statements.

ZACKS FOCUS GROWTH ETF
SCHEDULE OF INVESTMENTS
November 30, 2025

Shares		Fair Value
	COMMON STOCKS — 99.4%
	AEROSPACE & DEFENSE - 2.6%
2,948	General Electric Company	$879,831
2,407	Howmet Aerospace, Inc.	492,448
		1,372,279
	AUTOMOTIVE - 4.5%
5,405	Tesla, Inc.(a)	2,325,069

	BEVERAGES - 0.9%
6,493	Coca-Cola Company (The)	474,768

	BIOTECH & PHARMA - 5.0%
3,181	AbbVie, Inc.	724,314
1,712	Eli Lilly & Company	1,841,204
		2,565,518
	COMMERCIAL SUPPORT SERVICES - 1.0%
2,667	Cintas Corporation	496,115

	E-COMMERCE DISCRETIONARY - 4.9%
10,754	Amazon.com, Inc.(a)	2,508,048

	ELECTRICAL EQUIPMENT - 1.7%
6,137	Amphenol Corporation, Class A	864,703

	ENGINEERING & CONSTRUCTION - 1.5%
1,253	EMCOR Group, Inc.	770,683

	HEALTH CARE FACILITIES & SERVICES - 2.8%
3,336	Cardinal Health, Inc.	708,099
1,924	Cencora, Inc.	709,822
		1,417,921
	HOME CONSTRUCTION - 1.2%
3,126	Armstrong World Industries, Inc.	593,127

See accompanying notes which are an integral part of these financial statements.

ZACKS FOCUS GROWTH ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2025

Shares		Fair Value
	COMMON STOCKS — 99.4% (Continued)
	INDUSTRIAL SUPPORT SERVICES - 0.7%
8,595	Fastenal Company	$347,238

	INSTITUTIONAL FINANCIAL SERVICES - 3.4%
1,479	Goldman Sachs Group, Inc. (The)	1,221,713
3,204	Morgan Stanley	543,591
		1,765,304
	INTERNET MEDIA & SERVICES - 16.9%
11,910	Alphabet, Inc., Class A	3,813,344
3,074	Meta Platforms, Inc., Class A	1,991,798
15,496	Netflix, Inc.(a)	1,667,060
1,168	Reddit, Inc., Class A(a)	252,837
4,482	Roku, Inc.(a)	433,813
5,593	Uber Technologies, Inc.(a)	489,611
		8,648,463
	LEISURE FACILITIES & SERVICES - 0.7%
13,979	Carnival Corporation(a)	360,379

	MEDICAL EQUIPMENT & DEVICES - 1.3%
1,152	Intuitive Surgical, Inc.(a)	660,649

	OIL & GAS PRODUCERS - 0.5%
1,894	Phillips 66	259,402

	RETAIL - CONSUMER STAPLES - 4.6%
1,849	Casey’s General Stores, Inc.	1,054,781
1,411	Costco Wholesale Corporation	1,289,075
		2,343,856
	RETAIL - DISCRETIONARY - 2.8%
2,100	Ferguson Enterprises, Inc.	528,507
1,293	Home Depot, Inc. (The)	461,498
2,994	TJX Companies, Inc. (The)	454,848
		1,444,853
	SEMICONDUCTORS - 15.7%
7,417	Broadcom, Inc.	2,988,754

See accompanying notes which are an integral part of these financial statements.

ZACKS FOCUS GROWTH ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2025

Shares		Fair Value
	COMMON STOCKS — 99.4% (Continued)
	SEMICONDUCTORS - 15.7% (Continued)
4,561	Lam Research Corporation	$711,516
24,624	NVIDIA Corporation	4,358,448
		8,058,718
	SOFTWARE - 12.7%
1,307	Datadog, Inc., Class A(a)	209,133
8,238	Microsoft Corporation	4,053,178
2,385	Oracle Corporation	481,651
6,137	Palantir Technologies, Inc., Class A(a)	1,033,778
6,755	Pegasystems, Inc.	369,971
1,424	Snowflake, Inc., Class A(a)	357,766
		6,505,477
	TECHNOLOGY HARDWARE - 10.5%
15,260	Apple, Inc.	4,255,250
5,326	Arista Networks, Inc.(a)	696,002
3,190	Dell Technologies, Inc., Class C	425,387
		5,376,639
	TECHNOLOGY SERVICES - 3.5%
1,477	Mastercard, Inc., Class A	813,133
2,911	Visa, Inc., Class A	973,555
		1,786,688

	TOTAL COMMON STOCKS (Cost $43,280,330)	50,945,897

	TOTAL INVESTMENTS - 99.4% (Cost $43,280,330)	$50,945,897
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.6%	332,172
	NET ASSETS - 100.0%	$51,278,069

(a)	Non-income producing security.

See accompanying notes which are an integral part of these financial statements.

ZACKS QUALITY INTERNATIONAL ETF
SCHEDULE OF INVESTMENTS
November 30, 2025

Shares		Fair Value
	COMMON STOCKS — 98.5%
	Australia - 5.2%
7,783	Australia & New Zealand Banking Group Ltd.	$176,546
8,683	BHP Group Ltd.	236,933
22,072	Brambles Ltd.	347,752
6,691	Commonwealth Bank of Australia	668,224
6,154	Computershare Ltd.	144,672
724	CSL Ltd.	88,325
724	Macquarie Group Ltd.	93,417
7,240	National Australia Bank Ltd.	190,115
5,819	QBE Insurance Group Ltd.	73,352
8,145	Wesfarmers Ltd.	436,718
		2,456,054
	Belgium - 1.0%
2,172	Anheuser-Busch InBev S.A./N.V.	133,596
1,448	KBC Group N.V.	178,312
541	UCB S.A.	150,940
		462,848
	Denmark - 1.1%
684	DSV Panalpina A/S	155,945
5,251	Novo Nordisk A/S, Class B	258,605
3,904	Vestas Wind Systems A/S	92,889
		507,439
	Finland - 1.2%
5,478	Metso Outotec OYJ	90,114
4,131	Neste OYJ	79,745
22,443	Nordea Bank Abp	396,787
		566,646
	France - 11.5%
1,267	Air Liquide S.A.	242,700
1,991	Airbus SE	472,227
5,430	AXA S.A.	245,043
4,715	BNP Paribas S.A.	403,072
2,385	Compagnie de Saint-Gobain	237,781
1,991	Danone S.A.	177,850
3,801	Engie S.A.	96,568

See accompanying notes which are an integral part of these financial statements.

ZACKS QUALITY INTERNATIONAL ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2025

Shares		Fair Value
	COMMON STOCKS — 98.5% (Continued)
	France - 11.5% (Continued)
1,438	EssilorLuxottica S.A.	$514,976
362	HeidelbergCement AG	92,936
84	Hermes International S.C.A.	204,640
324	Kering S.A.	110,055
1,810	Legrand S.A.	274,125
543	L’Oréal	236,602
362	LVMH Moet Hennessy Louis Vuitton SE	266,881
1,384	Safran SA	466,097
2,051	Sanofi S.A.	204,053
905	Schneider Electric SE	242,523
4,715	Société Générale S.A.	327,862
3,439	Total S.A.	226,607
2,353	Vinci S.A.	333,706
		5,376,304
	Germany - 10.8%
1,485	Allianz SE	641,374
4,525	BASF SE	235,699
1,982	Continental AG	148,397
1,629	Daimler AG	109,910
724	Deutsche Boerse AG	193,599
3,620	Deutsche Post AG	188,265
12,706	Deutsche Telekom AG	409,186
10,479	E.ON SE	186,604
1,629	Fresenius Medical Care AG	77,954
3,149	Fresenius Se & Company KGaA	172,903
6,697	Infineon Technologies AG	282,253
362	Muenchener Rueckversicherungs-Gesellschaft AG	228,455
156	Rheinmetall AG	267,933
2,717	SAP SE	657,344
3,077	Siemens AG	814,941
3,274	Siemens Energy AG	437,926
		5,052,743

See accompanying notes which are an integral part of these financial statements.

ZACKS QUALITY INTERNATIONAL ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2025

Shares		Fair Value
	COMMON STOCKS — 98.5% (Continued)
	Hong Kong - 0.2%
1,265	Jardine Matheson Holdings Ltd.	$82,984

	Ireland - 0.2%
2,172	Experian plc	95,540

	Italy - 4.0%
10,145	Assicurazioni Generali SpA	402,269
24,235	Enel SpA	250,447
97,217	Intesa Sanpaolo SpA	629,993
905	Prysmian SpA	90,605
6,887	UniCredit SpA	512,051
		1,885,365
	Japan - 22.2%
1,991	Advantest Corporation	262,222
5,691	Aeon Co. Ltd.	103,003
3,439	Asics Corp.	82,353
2,534	BANDAI NAMCO HOLDINGS INC	74,241
3,258	Capcom Company Ltd.	79,728
3,620	Central Japan Railway Company	98,899
4,163	Chugai Pharmaceutical Company Ltd.	223,150
7,964	Daifuku Co. Ltd.	251,886
3,801	Daiichi Sankyo Company Ltd.	94,014
6,167	DAIWA HOUSE INDUSTRY CO. LTD	210,288
362	Disco Corporation	101,332
362	Fast Retailing Company Ltd.	132,406
15,384	Fujitsu Limited	408,377
15,927	Hitachi, Ltd.	506,493
15,213	Honda Motor Company	153,082
724	Hoya Corporation	108,677
4,887	Inpex Corporation	104,202
3,077	ITOCHU Corporation	184,358
13,728	KDDI Corporation	236,340
553	Konami Corp	84,372
5,795	Marubeni Corporation	152,793

See accompanying notes which are an integral part of these financial statements.

ZACKS QUALITY INTERNATIONAL ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2025

Shares		Fair Value
	COMMON STOCKS — 98.5% (Continued)
	Japan - 22.2% (Continued)
14,248	Mitsubishi Corporation	$337,635
12,479	Mitsubishi Electric Corporation	337,333
18,615	Mitsubishi Heavy Industries Ltd.	470,314
22,271	Mitsubishi UFJ Financial Group, Inc.	345,494
5,973	Mitsui & Company Ltd.	158,557
14,488	Mizuho Financial Group, Inc.	507,564
4,878	Nintendo Company Ltd	414,666
131,327	Nippon Telegraph & Telephone Corporation	130,972
16,298	Nitto Denko Corporation	402,802
3,258	Nomura Research Institute Ltd.	130,010
8,317	Panasonic Corporation	104,427
2,715	Recruit Holdings Company Ltd.	139,137
3,077	Shin-Etsu Chemical Company Ltd.	92,612
2,715	SoftBank Corporation	292,403
110,462	SoftBank Corporation	157,821
4,974	Sompo Holdings, Inc.	157,700
21,520	Sony Corporation	630,219
3,982	Sumitomo Corporation	124,847
11,031	Sumitomo Electric Industries Ltd.	433,622
8,697	Sumitomo Mitsui Financial Group, Inc.	261,541
4,706	Takeda Pharmaceutical Company Ltd.	135,738
4,534	Tokio Marine Holdings, Inc.	159,887
724	Tokyo Electron Ltd.	147,375
2,896	Tokyo Gas Company Ltd.	117,381
25,717	Toyota Motor Corporation	515,750
		10,358,023
	Luxembourg - 0.9%
7,059	ArcelorMittal	304,471
181	Spotify Technology S.A.(a)	108,395
		412,866
	Netherlands - 4.2%
125	Adyen N.V. 144A (a),(b)	194,403
765	AerCap Holdings N.V.	102,510
140	Argenx S.E.	127,072

See accompanying notes which are an integral part of these financial statements.

ZACKS QUALITY INTERNATIONAL ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2025

Shares		Fair Value
	COMMON STOCKS — 98.5% (Continued)
	Netherlands - 4.2% (Continued)
905	ASML Holding N.V.	$948,465
9,783	ING Groep N.V.	253,654
5,430	Prosus N.V.	341,800
		1,967,904
	Norway - 0.5%
20,977	Orkla ASA	224,504

	Singapore - 2.7%
12,479	DBS Group Holdings Ltd.	521,940
8,688	Oversea-Chinese Banking Corporation Ltd.	124,032
17,909	Singapore Exchange Ltd.	233,008
104,121	Singapore Telecommunications Ltd.	380,051
		1,259,031
	South Africa - 0.2%
18,099	Glencore plc	86,440

	Spain - 4.0%
6,869	Aena S.M.E. SA 144A (b)	186,945
27,932	Banco Bilbao Vizcaya Argentaria S.A.	601,575
37,673	Banco Santander S.A.	403,958
6,516	Endesa S.A.	236,299
16,443	Iberdrola S.A.	346,887
1,864	Industria de Diseno Textil S.A.	104,336
		1,880,000
	Sweden - 1.4%
4,525	Atlas Copco AB	76,775
4,003	Sandvik AB	120,872
49,347	Telia Co. AB	198,080
7,991	Volvo AB, B Shares	239,344
		635,071
	Switzerland - 8.4%
3,439	ABB Ltd.	247,148
1,810	Coca-Cola HBC AG	90,758
1,994	Compagnie Financiere Richemont S.A.	422,803

See accompanying notes which are an integral part of these financial statements.

ZACKS QUALITY INTERNATIONAL ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2025

Shares		Fair Value
	COMMON STOCKS — 98.5% (Continued)
	Switzerland - 8.4% (Continued)
751	Galderma Group A.G. 144A(b)	$149,609
4,163	LAFARGE HOLCIM	389,886
181	Lonza Group AG	123,948
6,145	Nestlé S.A.	610,781
4,357	Novartis AG	566,785
1,991	Roche Holding AG	762,031
2,297	Sandoz Group AG	162,217
905	Swiss Re AG	159,498
362	Zurich Financial Services AG	260,156
		3,945,620
	United Kingdom - 18.8%
6,154	3i Group plc	257,255
2,301	Anglo American plc	86,838
3,431	AstraZeneca plc	634,652
9,249	BAE Systems PLC	202,071
48,443	Barclays plc	275,897
32,008	BP plc	192,442
13,473	British American Tobacco plc	788,460
7,593	Compass Group plc	238,409
4,154	Diageo plc	95,430
9,955	GSK PLC	236,010
40,642	Haleon PLC	199,538
2,337	Halma plc	110,129
70,077	HSBC Holdings plc	992,739
7,593	Imperial Brands plc	322,435
408,876	Lloyds Banking Group plc	520,343
905	London Stock Exchange Group plc	106,714
30,723	National Grid plc	466,264
61,389	NatWest Group plc	513,735
5,240	Reckitt Benckiser Group plc	405,910
3,439	RELX plc	137,979
1,991	RIO TINTO PLC	142,897
34,959	Rolls-Royce Holdings plc	494,225
16,452	Shell plc	606,184

See accompanying notes which are an integral part of these financial statements.

ZACKS QUALITY INTERNATIONAL ETF
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2025

Shares		Fair Value
	COMMON STOCKS — 98.5% (Continued)
	United Kingdom - 18.8% (Continued)
4,706	Smith & Nephew plc	$78,148
10,516	Standard Chartered PLC	232,954
18,804	Tesco plc	112,085
6,145	Unilever plc	369,618
		8,819,361

	TOTAL COMMON STOCKS (Cost $45,317,567)	46,074,743

	TOTAL INVESTMENTS - 98.5% (Cost $45,317,567)	$46,074,743
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.5%	721,395
	NET ASSETS - 100.0%	$46,796,138

A/S	- Aktieselskab

AB	- Aktiebolag

Abp	- Asset Business Plan

AG	- Aktiengesellschaft

KGaA	- Kommanditgesellschaft auf Aktien

Ltd.	- Limited Company

N.V.	- Naamloze Vennootschap

OYJ	- Julkinen osakeyhtiö

plc	- Public Limited Company

S.A.	- Société Anonyme

S.C.A.	- Société en Commandite par Actions

SE	- Structured entity

SpA	- Società per Azioni

(a)	Non-income producing security.

(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of November 30, 2025 the total market value of 144A securities is 530,957 or 1.1% of net assets.

See accompanying notes which are an integral part of these financial statements.

Zacks ETFs
STATEMENTS OF ASSETS AND LIABILITIES
November 30, 2025

	Zacks Earnings
	Consistent Portfolio	Zacks Small/Mid Cap	Zacks Focus Growth	Zacks Quality
	ETF	ETF	ETF	International ETF
ASSETS
Investment securities:
At cost	$227,987,124	$136,674,573	$43,280,330	$45,317,567
At fair value	$278,086,356	$160,565,685	$50,945,897	$46,074,743
Cash and cash equivalents	3,449,599	3,213,772	424,565	687,685
Foreign cash (cost $0, $0, $0, $54,146)	—	—	—	54,283
Receivable for fund shares sold	—	1,893,331	754,110	—
Dividends receivable	353,426	111,395	18,364	54,602
Receivable due from Advisor	—	—	—	43,542
TOTAL ASSETS	281,889,381	165,784,183	52,142,936	46,914,855

LIABILITIES
Payable for securities purchased	—	1,845,565	725,486	—
Investment advisory fees payable	96,853	50,393	17,794	—
Payable to related parties	37,537	29,558	40,928	24,218
Accrued expenses and other liabilities	105,313	90,452	80,659	94,499
TOTAL LIABILITIES	239,703	2,015,968	864,867	118,717
NET ASSETS	$281,649,678	$163,768,215	$51,278,069	$46,796,138

Net Assets Consist Of:
Paid in capital	$236,100,342	$142,176,948	$44,312,676	$46,011,729
Accumulated earnings	45,549,336	21,591,267	6,965,393	784,409
NET ASSETS	$281,649,678	$163,768,215	$51,278,069	$46,796,138

Net Asset Value Per Share:
Net Assets	$281,649,678	$163,768,215	$51,278,069	$46,796,138
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	7,979,000	4,325,000	1,700,000	1,810,000
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$35.30	$37.87	$30.16	$25.85

See accompanying notes which are an integral part of these financial statements.

Zacks ETFs
STATEMENTS OF OPERATIONS

	Zacks Earnings
	Consistent Portfolio	Zacks Small/Mid Cap	Zack Focus Growth	Zack Quality
	ETF	ETF	ETF *	International ETF **
	For the Year Ended	For the Year Ended	For the Period Ended	For the Period Ended
	November 30, 2025	November 30, 2025	November 30, 2025	November 30, 2025
INVESTMENT INCOME
Dividends	$3,458,729	$1,733,795	$138,604	$124,618
Interest	—	—	16,904	3,051
Foreign withholding taxes	—	(705)	—	(12,218)
TOTAL INVESTMENT INCOME	3,458,729	1,733,090	155,508	115,451

EXPENSES
Investment advisory fees	1,029,113	553,797	108,083	26,735
Administrative services fees	99,408	73,294	53,870	19,375
Legal fees	30,930	11,665	16,447	5,698
Custodian fees	27,277	55,775	20,630	7,123
Compliance officer fees	22,028	7,466	16,490	5,698
Audit fees	16,429	17,871	17,500	17,500
Printing and postage expenses	12,035	6,610	13,639	7,500
Transfer agent fees	9,686	10,775	14,942	3,420
Trustees fees and expenses	6,434	7,489	11,482	3,847
Other expenses	3,944	6,628	7,508	7,501
TOTAL EXPENSES	1,257,284	751,370	280,591	104,397
Fees Waived by the Advisor	—	(58,130)	(108,083)	(26,735)
Fees Reimbursed by the Advisor	—	—	(36,669)	(43,542)
NET EXPENSES	1,257,284	693,240	135,839	34,120
NET INVESTMENT INCOME	2,201,445	1,039,850	19,669	81,331

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) from:
Investments	(3,441,239)	(3,209,671)	(719,843)	(54,386)
Investments delivered in-kind	10,065,778	3,679,821	201,931	—
Net realized gain (loss)	6,624,539	470,150	(517,912)	(54,386)
Net change in unrealized appreciation (depreciations) on:
Investments	17,873,852	8,532,834	7,665,567	757,176
Foreign currency transactions	—	—	—	288
Net change in unrealized appreciation and foreign currency transactions	17,873,852	8,532,834	7,665,567	757,464

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	24,498,391	9,002,984	7,147,655	703,078

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$26,699,836	$10,042,834	$7,167,324	$784,409

*	Zacks Focus Growth ETF commenced operations on December 4, 2024.

**	Zacks Quality International ETF commenced operations on August 18, 2025.

See accompanying notes which are an integral part of these financial statements.

Zacks Earnings Consistent Portfolio ETF
STATEMENTS OF CHANGES IN NET ASSETS

	For The	For The	For The
	Year Ended	Period Ended	Year Ended
	November 30, 2025	November 30, 2024 *	January 31, 2024
FROM OPERATIONS
Net investment income	$2,201,445	$1,140,087	$616,233
Net realized gain (loss) from security transactions	6,624,539	3,383,397	(1,443,388)
Net change in unrealized appreciation of investments	17,873,852	23,892,765	8,764,876
Net increase in net assets resulting from operations	26,699,836	28,416,249	7,937,721

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid	(1,289,179)	—	(579,145)
Net decrease in net assets resulting from distributions to shareholders	(1,289,179)	—	(579,145)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:	88,268,088	99,669,739	61,740,809
Payments for shares redeemed:	(35,084,900)	(16,164,249)	(655,191)
Transaction fees (Note 7)	—	32,000	17,600
Net increase in net assets resulting from shares of beneficial interest	53,183,188	83,537,490	61,103,218

TOTAL INCREASE IN NET ASSETS	78,593,845	111,953,739	68,461,794

NET ASSETS
Beginning of Period	203,055,833	91,102,094	22,640,300
End of Period	$281,649,678	$203,055,833	$91,102,094

SHARE ACTIVITY
Shares sold	2,775,000	3,425,000	2,500,000
Shares redeemed	(1,100,000)	(550,000)	(25,000)
Net increase in shares of beneficial interest outstanding	1,675,000	2,875,000	2,475,000

*	For the period February 1, 2024 to November 30, 2024. Effective February 1, 2024, the Fund changed its fiscal year end. See Note 1.

See accompanying notes which are an integral part of these financial statements.

Zacks Small/Mid Cap ETF
STATEMENTS OF CHANGES IN NET ASSETS

	For The	For The
	Year Ended	Year Ended
	November 30, 2025	November 30, 2024
FROM OPERATIONS
Net investment income	$1,039,850	$355,090
Net realized gain from security transactions	470,150	1,817,955
Net change in unrealized appreciation of investments	8,532,834	15,209,740
Net increase in net assets resulting from operations	10,042,834	17,382,785

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid	(1,545,215)	(9,090)
Net decrease in net assets resulting from distributions to shareholders	(1,545,215)	(9,090)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:	81,377,908	75,784,849
Payments for shares redeemed:	(23,862,556)	(3,923,435)
Transaction fees (Note 7)	—	24,400
Net increase in net assets resulting from shares of beneficial interest	57,515,352	71,885,814

TOTAL INCREASE IN NET ASSETS	66,012,971	89,259,509

NET ASSETS
Beginning of Year	97,755,244	8,495,735
End of Year	$163,768,215	$97,755,244

SHARE ACTIVITY
Shares sold	2,375,000	2,475,000
Shares redeemed	(725,000)	(125,000)
Net increase in shares of beneficial interest outstanding	1,650,000	2,350,000

See accompanying notes which are an integral part of these financial statements.

Zacks Focus Growth ETF
STATEMENT OF CHANGES IN NET ASSETS

For The
Period Ended
November 30, 2025*
FROM OPERATIONS
Net investment income	$19,669
Net realized loss from security transactions	(517,912)
Net change in unrealized appreciation of investments	7,665,567
Net increase in net assets resulting from operations	7,167,324

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:	46,022,309
Payments for shares redeemed:	(1,911,564)
Net increase in net assets resulting from shares of beneficial interest	44,110,745

TOTAL INCREASE IN NET ASSETS	51,278,069

NET ASSETS
Beginning of Period	—
End of Period	$51,278,069

SHARE ACTIVITY
Class I:
Shares sold	1,775,000
Shares redeemed	(75,000)
Net increase in shares of beneficial interest outstanding	1,700,000

*	Commencement of Operations was December 4, 2024.

See accompanying notes which are an integral part of these financial statements.

Zacks Quality International ETF
STATEMENT OF CHANGES IN NET ASSETS

For The
Period Ended
November 30, 2025*
FROM OPERATIONS
Net investment income	$81,331
Net realized loss from security transactions	(54,386)
Net change in unrealized appreciation of investments and foreign currency translations	757,464
Net increase in net assets resulting from operations	784,409

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:	46,011,729
Net increase in net assets resulting from shares of beneficial interest	46,011,729

TOTAL INCREASE IN NET ASSETS	46,796,138

NET ASSETS
Beginning of Period	—
End of Period	$46,796,138

SHARE ACTIVITY
Class I:
Shares sold	1,810,000
Net increase in shares of beneficial interest outstanding	1,810,000

*	Commencement of Operations was August 18, 2025.

See accompanying notes which are an integral part of these financial statements.

Zacks Earnings Consistent Portfolio ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	For The	For The		For The		For The	For The
	Year Ended	Period Ended		Year Ended		Year Ended	Period Ended
	November 30, 2025	November 30, 2024 **		January 31, 2024		January 31, 2023	January 31, 2022 *

Net asset value, beginning of period	$32.21	$26.57		$23.73		$25.40	$25.00
Activity from investment operations:
Net investment income (1)	0.30	0.23		0.28		0.27	0.08
Net realized and unrealized gain (loss) on investments (4)	2.98	5.40		2.74		(1.74)	0.35
Total from investment operations	3.28	5.63		3.02		(1.47)	0.43
Less distributions from:
Net investment income	(0.19)	—		(0.19)		(0.21)	(0.03)
Total distributions	(0.19)	—		(0.19)		(0.21)	(0.03)
Capital Share Transaction fees (Note 7)	0.00	0.01		0.01		0.01	0.00
Net asset value, end of period	$35.30	$32.21		$26.57		$23.73	$25.40
Total return (2)	10.28%	21.23	% (6)	12.79	% (7)	(5.72)%	1.71	% (6)
Net assets, at end of period (000s)	$281,650	$203,056		$91,102		$22,640	$11,531
Ratio of gross expenses to average net assets	0.55%	0.66	% (5)	0.89%		1.93%	3.93	% (5)
Ratio of net expenses to average net assets	0.55%	0.55	% (5)	0.55%		0.55%	0.55	% (5)
Ratio of net investment income to average net assets	0.94%	0.95	% (5)	1.11%		1.15%	0.71	% (5)
Portfolio Turnover Rate (3)	12%	19	% (6)	18%		14%	6	% (6)

*	Commencement of Operations was August 23, 2021.

**	For the period February 1, 2024 to November 30, 2024. Effective February 1, 2024, the Fund changed its fiscal year end. See Note 1.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(3)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units. (Note 3)

(4)	As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share gain amount may not correlate to the aggregate of the net realized and unrealized loss in the Statement of Operations, primarily due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.

(5)	Annualized for periods less than one full year.

(6)	Not annualized.

(7)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes which are an integral part of these financial statements.

Zacks Small/Mid Cap ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	For The	For The	For The
	Year Ended	Year Ended	Period Ended
	November 30, 2025	November 30, 2024	November 30, 2023 *

Net asset value, beginning of period	$36.54	$26.14	$25.00
Activity from investment operations:
Net investment income (1)	0.28	0.23	0.03
Net realized and unrealized gain on investments (4)	1.57	10.17	1.09
Total from investment operations	1.85	10.40	1.12
Less distributions from:
Net investment income	(0.15)	(0.02)	—
Net realized gains	(0.37)	—	—
Total distributions	(0.52)	(0.02)	—
Capital Share Transaction fees (Note 7)	0.00	0.02	0.02
Net asset value, end of period	$37.87	$36.54	$26.14
Total return (2)	5.25%	39.88%	4.56	% (6)
Net assets, at end of period (000s)	$163,768	$97,755	$8,496
Ratio of gross expenses to average net assets	0.60%	0.87%	11.88	% (5)
Ratio of net expenses to average net assets	0.55%	0.55%	0.55	% (5)
Ratio of net investment income to average net assets	0.82%	0.71%	0.72	% (5)
Portfolio Turnover Rate (3)	105%	103%	3	% (6)

*	Commencement of Operations was October 2, 2023.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(3)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units. (Note 3)

(4)	As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share gain amount may not correlate to the aggregate of the net realized and unrealized loss in the Statement of Operations, primarily due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating values of the Fund’s portfolio.

(5)	Annualized.

(6)	Not annualized.

See accompanying notes which are an integral part of these financial statements.

Zacks Focus Growth ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout The Period

	For The
	Period Ended
	November 30, 2025 *

Net asset value, beginning of period	$25.21
Activity from investment operations:
Net investment income (1)	0.02
Net realized and unrealized gain on investments (4)	4.93
Total from investment operations	4.95
Capital Share Transaction fees (Note 7)	0.00
Net asset value, end of period	$30.16
Total return (2)	19.64	% (6)
Net assets, at end of period (000s)	$51,278
Ratio of gross expenses to average net assets	1.14	% (5)
Ratio of net expenses to average net assets	0.55	% (5)
Ratio of net investment income to average net assets	0.08	% (5)
Portfolio Turnover Rate (3)	50	% (6)

*	Commencement of Operations was December 4, 2024.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(3)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units. (Note 3)

(4)	As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share gain amount may not correlate to the aggregate of the net realized and unrealized loss in the Statement of Operations, primarily due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating values of the Fund’s

(5)	Annualized.

(6)	Not annualized.

See accompanying notes which are an integral part of these financial statements.

Zacks Quality International ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout The Period

	For The
	Period Ended
	November 30, 2025 *

Net asset value, beginning of period	$25.00
Activity from investment operations:
Net investment income (1)	0.10
Net realized and unrealized gain on investments (4)	0.75
Total from investment operations	0.85
Capital Share Transaction fees (Note 7)	0.00
Net asset value, end of period	$25.85
Total return (2)	3.40	% (6)
Net assets, at end of period (000s)	$46,796
Ratio of gross expenses to average net assets	1.68	% (5)
Ratio of net expenses to average net assets	0.55	% (5)
Ratio of net investment income to average net assets	1.31	% (5)
Portfolio Turnover Rate (3)	8	% (6)

*	Commencement of Operations was August 18, 2025.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(3)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units. (Note 3)

(4)	As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share gain amount may not correlate to the aggregate of the net realized and unrealized loss in the Statement of Operations, primarily due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating values of the Fund’s

(5)	Annualized.

(6)	Not annualized.

See accompanying notes which are an integral part of these financial statements.

Zacks ETFs
NOTES TO FINANCIAL STATEMENTS
November 30, 2025

1.	ORGANIZATION

The Zacks Earnings Consistent Portfolio ETF (“ZECP”), Zacks Small/Mid Cap ETF (“SMIZ”) and the Zacks Focus Growth ETF (“GROZ”) and Zacks Quality International ETF (“QUIZ”), (each a “Fund” and collectively the “Funds” or “Zacks ETFs”) are each a diversified series of shares of beneficial interest in the Zacks Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on November 14, 2018, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. ZECP and GROZ both seek to provide long-term total returns and minimize capital loss. SMIZ and QUIZ both seek to generate positive risk-adjusted returns. ZECP commenced operations on August 23, 2021, SMIZ commenced operations on October 2, 2023, GROZ commenced operations on December 4, 2024 and QUIZ commenced operations on August 15, 2025.

Effective February 1, 2024, ZECP has changed its fiscal year-end from January 31 to November 30 for operational efficiencies.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds are each investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies.”

Operating Segments – The Funds have adopted FASB ASU 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of the portfolio managers and Chief Financial Officer of the Trust. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.

Zacks ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2025

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value (“NAV”).

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board of Trustees (the “Board”) of the Trust. The Board has delegated execution of these procedures to Zacks Investment Management, Inc. (the Advisor”) as its valuation designee (the “Valuation Designee”). The Board may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee.

Fair Valuation Process – The applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine, the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount

Zacks ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2025

from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure fair value of all of their investments on a recurring basis. GAAP establishes the hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Zacks ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2025

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of November 30, 2025, for each Fund’s assets and liabilities measured at fair value:

Zacks Earnings Consistent Portfolio ETF
Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$278,086,356	$—	$—	$278,086,356
Total	$278,086,356	$—	$—	$278,086,356

Zacks Small/Mid Cap ETF
Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$160,565,685	$—	$—	$160,565,685
Total	$160,565,685	$—	$—	$160,565,685

Zacks Focus Growth ETF
Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$50,945,897	$—	$—	$50,945,897
Total	$50,945,897	$—	$—	$50,945,897

Zacks Quality International ETF
Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$46,074,743	$—	$—	$46,074,743
Total	$46,074,743	$—	$—	$46,074,743

The Funds did not hold any Level 3 securities during the period.

*	Please refer to the Schedule of Investments for industry classifications.

In accordance with each Fund’s investment objectives, each Fund may have increased or decreased exposure to one or more of the following risk factors defined below:

Equity Securities Risk – Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. These changes in value may result from factors affecting individual issuers, industries or the stock market as a whole. In addition, equity markets tend to be cyclical which may cause stock prices to fall over short or extended periods of time.

Large-Cap Securities Risk – Stocks of large companies as a group can fall out of favor with the market, causing the Funds to underperform investments that have a greater focus on mid-cap or small-cap stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies.

Small and Medium Cap Securities Risk – The earnings and prospects of small and medium sized companies are more volatile than larger companies and may experience higher failure rates than larger companies. Small and medium sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience.

Zacks ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2025

Quantitative Model Risk – Investments selected using quantitative methods may perform differently from the market as a whole. There can be no assurance that these methodologies will enable the Funds to achieve their objective.

Management Risk – The Funds are subject to management risk because they are each an actively managed portfolio. The Advisor’s judgments about the attractiveness, value, and stability of particular stocks in which the Funds invest may prove to be incorrect, and there is no guarantee that the Advisor’s judgment will produce the desired results.

Market Risk – Market risk refers to the possibility that the value of securities held by the Funds may decline due to daily fluctuations in the market. Market prices for securities change daily as a result of many factors, including developments affecting the condition of both individual companies and the market in general. The price of a security may even be affected by factors unrelated to the value or condition of its issuer, including changes in interest rates, economic and political conditions, and general market conditions. Each Fund’s performance per share will change daily in response to such factors.

Non-U.S. Securities Risk – Non-U.S. securities (including depositary receipts) are subject to political, regulatory, and economic risks not present in domestic investments. There may be less information publicly available about a non-U.S. entity than about a U.S. entity, and many non-U.S. entities are not subject to accounting, auditing, legal and financial report standards comparable to those in the United States. Further, such entities and/or their securities may be subject to risks associated with currency controls; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. To the extent underlying securities held by the Fund trade on foreign exchanges that are closed when the exchange on which the Fund’s shares trade is open, there may be deviations between the current price of an underlying security and the last quoted price for the underlying security on the closed foreign market.

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statements of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims, as well as payment history and market convention. The Funds may be subject to foreign taxation related to capital gains on the sale of securities in the foreign jurisdictions in which they invest. When a capital gain tax is determined to apply, the Funds record an

Zacks ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2025

estimated deferred tax liability in an amount that may be payable if securities were disposed of on the valuation date.

Real Estate Investment Trusts (‘REITs”) – The Funds may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from REITs will be reclassed to realized gains or return of capital as estimated by the Funds based on calendar year-end information as it becomes known or available.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually in December. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on ex-dividend date.

Cash and Cash Equivalents — Idle cash may be swept into various time deposit accounts and money market sweep accounts and is classified as cash and cash equivalents on the Statement of Assets and Liabilities. The Funds maintain cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts invested are available on the same business day.

Federal Income Taxes – The Funds intend to comply or to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no provision for Federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Interest and penalties related to income taxes would be recorded as tax expense in the Statement of Operations. During the period or year ended November 30, 2025, the Funds did not incur any tax-related interest or penalties. Management has analyzed each Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for the open tax years ended January 31, 2023 to November 2024, or expected to be taken in the Funds’ November 30, 2025 year-end tax returns. The Funds have identified their major tax jurisdictions as U.S. Federal, however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and

Zacks ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2025

warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

3.	INVESTMENT TRANSACTIONS

For the period or year ended November 30, 2025, cost of purchases and proceeds from sales of portfolio securities (excluding in-kind transactions and short-term investments), for the Funds were as follows:

Ticker Symbol	Purchases	Sales
ZECP	$28,132,790	$29,790,084
SMIZ	$138,326,924	$130,482,529
GROZ	$13,456,938	$13,251,924
QUIZ	$2,089,679	$1,830,177

For the period or year ended November 30, 2025, cost of purchases and proceeds from sales of portfolio securities for in-kind transactions for the Funds were as follows:

Ticker Symbol	Purchases	Sales
ZECP	$89,025,410	$34,542,830
SMIZ	$71,275,005	$23,617,286
GROZ	$45,491,941	$1,898,712
QUIZ	$45,109,595	$—

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

The Advisor serves as investment advisor to the Funds. Pursuant to an Advisory Agreement with the Trust, under the oversight of the Board, the Advisor manages the investment and reinvestment of each Funds’ assets. As compensation for its services and the related expenses borne by the Advisor, the Funds pays the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of 0.44% of each Fund’s respective average daily net assets. For the period or year ended November 30, 2025, ZECP, SMIZ, GROZ and QUIZ incurred $1,029,113, $553,797, $108,083 and $26,735, respectively, in advisory fees.

Pursuant to an Operating Expenses Limitation Agreement (the “Waiver Agreement”), the Advisor has agreed, at least until April 1, 2026 for ZECP, SMIZ and GROZ and September 1, 2026 for QUIZ, to waive a portion of its advisory fee and has agreed to reimburse the Funds for other expenses to the extent necessary so that the total expenses incurred by the Funds (exclusive of any front-end or contingent deferred loads, taxes, brokerage fees and commissions, borrowing costs (such as interest and dividend expense on securities sold short), acquired fund fees and expenses, fees and expenses associated with investments in other

Zacks ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2025

collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), or extraordinary expenses such as litigation) do not exceed 0.55%. For the period or year ended November 30, 2025, the Advisor waived fees of $0, $58,130, $108,083 and $26,735 for ZECP, SMIZ, GROZ and QUIZ, respectively. During the period or year, the Advisor reimbursed additional amounts of $36,669 and $43,542 for GROZ and QUIZ, respectively.

If the Advisor waives any fee or reimburses any expenses pursuant to the Waiver Agreement, and each Fund’s operating expenses are subsequently lower than its respective expense limitation, the Advisor shall be entitled to reimbursement by the applicable Fund provided that such reimbursement does not cause each Fund’s operating expenses to exceed the expense limitation. The Advisor is permitted to receive reimbursement from each Fund for fees it waived and each Fund’s expenses it paid, subject to the limitation that: (1) the reimbursement for fees and expenses will be made only if payable within three years from the date the fees and expenses were initially waived or reimbursed; and (2) the reimbursement may not be made if it would cause the expense limitation in effect at the time of the waiver or currently in effect, whichever is lower, to be exceeded. Each Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement of management fees and/or expenses. This Waiver Agreement can be terminated only by, or with the consent, of the Board.

As of November 30, 2025, the Advisor has $518,568, $278,690, $108,083 and $26,735 for ZECP, SMIZ, GROZ and QUIZ, respectively, of waived fees within 3 years of reimbursement that may be recovered by the following dates:

Fund	January 31, 2026	January 31, 2027	November 30, 2027	November 30, 2028	Total
ZECP	$196,824	$186,188	$135,556	$—	$518,568

	November 30, 2026	November 30, 2027	November 30, 2028	Total
SMIZ	$60,714	$159,846	$58,130	$278,690

	November 30, 2028	Total
GROZ	$108,083	$108,083

	November 30, 2028	Total
QUIZ	$26,735	$26,735

Northern Lights Distributors, LLC, (the “Distributor”), is the distributor for the shares of the Funds. The Distributor has entered into a Distribution Agreement with the Trust pursuant to which it distributes Fund shares for the Funds.

The Funds are authorized to pay distribution fees to the distributor and other firms that provide distribution and shareholder services (“Service Providers”). If a Service Provider provides these services, the Funds may pay fees at an annual rate not to exceed 0.25% of average daily net assets. No distribution or service fees are currently paid by the Funds, and will

Zacks ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2025

not be paid by the Funds unless authorized by the Board. There are no current plans to impose these fees.

Ultimus Fund Solutions, LLC (“UFS”) – UFS provides administration and fund accounting services to the Trust. Pursuant to separate servicing agreements with UFS, the Funds pay UFS customary fees for providing administration and fund accounting services to the Funds. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Trust for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) - NLCS, an affiliate of UFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

5.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

		Gross Unrealized	Gross Unrealized	Net Unrealized
Fund	Tax Cost	Appreciation	Depreciation	Appreciation
ZECP	$227,987,124	$54,336,422	$(4,237,190)	$50,099,232
SMIZ	136,724,005	29,074,915	(5,233,235)	23,841,680
GROZ	43,301,216	8,115,699	(471,018)	7,644,681
QUIZ	45,319,080	1,782,317	(1,026,653)	755,664

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of Fund distributions paid for the year ended November 30, 2025, November 30,2024 and January 31, 2024 was as follows:

For Fiscal Year Ended	Ordinary	Long-Term	Return of
November 30, 2025	Income	Capital Gain	Capital	Total
ZECP	$1,289,179	$—	$—	$1,289,179
SMIZ	1,545,215	—	—	1,545,215
GROZ	—	—	—	—
QUIZ	—	—	—	—

Zacks ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2025

For Fiscal Year Ended	Ordinary	Long-Term	Return of
November 30, 2024	Income	Capital Gain	Capital	Total
ZECP	$—	$—	$—	$—
SMIZ	9,090	—	—	9,090

For Fiscal Year Ended	Ordinary	Long-Term	Return of
January 31, 2024	Income	Capital Gain	Capital	Total
ZECP	$579,145	$—	$—	$579,145

As of November 30, 2025, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Appreciation/	Accumulated
	Income	Gains	Late Year Loss	Forwards	(Depreciation)	Earnings/(Deficits)
ZECP	$2,081,105	$—	$—	(6,631,001)	50,099,232	$45,549,336
SMIZ	885,468	—	—	(3,135,881)	23,841,680	21,591,267
GROZ	19,669	—	—	(698,957)	7,644,681	6,965,393
QUIZ	79,080	—	—	(50,622)	755,951	784,409

The difference between book basis and tax basis undistributed net investment income, accumulated net realized loss, unrealized depreciation from investments is primarily attributable to the C-Corporation return of capital distributions and the tax deferral of losses on wash sales and PFICs.

At November 30, 2025, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains, along with capital loss carryforwards utilized as follows:

	Capital Loss Carry Forward
Fund	Short-Term	Long-Term	Total	Utilized
ZECP	$4,264,075	$2,366,926	$6,631,001	$—
SMIZ	3,135,881	—	3,135,881	—
GROZ	698,957	—	698,957	—
QUIZ	50,622	—	50,622	—

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of realized gain (loss) on in-kind redemptions for the year ended November 30, 2025, as follows:

Fund	Capital	Deficit
ZECP	$10,064,939	$(10,064,939)
SMIZ	3,698,236	(3,698,236)
GROZ	201,931	(201,931)
QUIZ	—	—

Zacks ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2025

7.	CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Funds at NAV only in large blocks known as “Creation Units.” Shares are created and redeemed by the Funds only in Creation Unit size aggregations of 25,000 shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Funds on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Funds may impose transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Funds in effecting trades A fixed fee payable to the Custodian is imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu (as defined below) are required to pay an additional variable charge to compensate the Funds and their ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”). With the approval of the Board, the Advisor may waive or adjust the Transaction Fees, including the Fixed Fee and/or Variable Charge (shown in the table below), from time to time. In such cases, the Authorized Participant will reimburse the Funds for, among other things, any difference between the market value at which the securities and/or financial instruments were purchased by the Funds and the cash-in-lieu amount, applicable registration fees, brokerage commissions and certain taxes. In addition, purchasers of Creation Units are responsible for the costs of transferring the Deposit Securities to the accounts of the Funds. Transactions in capital shares for each Fund are disclosed in the Statements of Changes in Net Assets.

Investors who use the services of a broker, or other such intermediary may be charged a fee for such services. The Transaction Fees for each Fund are listed in the table below:

	Fee for In-Kind and	Maximum Additional Variable
Fund	Cash Purchases	Charge for Cash Purchases*
ZECP	$400	0.40%
SMIZ	$400	0.40%
GROZ	$400	0.40%
QUIZ	$400	0.40%

*	As a percentage of the amount invested.

Zacks ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2025

8.	FOREIGN TAX CREDIT (UNAUDITED)

The following fund intends to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. Foreign source income and foreign tax paid per outstanding share as of fiscal years ended November 30, 2025, were as follows:

For fiscal year ended
11/30/2025	Foreign Taxes Paid	Foreign Source Income
QUIZ	0.00	0.04

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Zacks ETFs and
Board of Trustees of Zacks Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Funds listed below (the “Funds”), each a series of Zacks Trust, as of November 30, 2025, the related statements of operations, statements of changes in net assets, and the financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of November 30, 2025, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
Zacks Earnings Consistent Portfolio ETF	For the year ended November 30, 2025	For the year ended November 30, 2025, for the period from February 1, 2024 through November 30, 2024, and for the year ended January 31, 2024	For the year ended November 30, 2025, for the period from February 1, 2024 through November 30, 2024, for the years ended January 31, 2024 and 2023, and for the period from August 23, 2021 (commencement of operations) through January 31, 2022
Zacks Small/Mid Cap ETF	For the year ended November 30, 2025	For the years ended November 30, 2025 and 2024	For the years ended November 30, 2025 and 2024, and for the period from October 2, 2023 (commencement of operations) through November 30, 2023
Zacks Focus Growth ETF	For the period from December 4, 2024 (commencement of operations) through November 30, 2025
Zacks Quality International ETF	For the period from August 18, 2025 (commencement of operations) through November 30, 2025

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2021.

COHEN & COMPANY, LTD.
Milwaukee, Wisconsin
January 28, 2026

ADDITIONAL INFORMATION (Unaudited)

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures - Not applicable

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein

Statement Regarding Basis for Approval of Investment Advisory Agreement

Approval of Continuance of Advisory Agreement – Zacks Small/Mid Cap ETF

In connection with a meeting held on July 21, 2025 and July 24, 2025, the Board of Trustees (the “Board”) of Zacks Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” (the “Independent Trustees”), as that term is defined in the Investment Company Act of 1940, as amended, discussed the approval of the continuance of the investment advisory agreement (the “Advisory Agreement”) between Zacks Investment Management, Inc. (“Zacks” or the “Adviser”) and the Trust, with respect to the Zacks Small/Mid Cap ETF (the “SMID ETF”). In considering the approval of the continuance of the Advisory Agreement, the Board received materials specifically relating to the SMID ETF and the Advisory Agreement.

The Independent Trustees considered Trust counsel’s guidance and their own business judgment in evaluating the Advisory Agreement and the weight to be given to each factor considered. Based upon its review, the Board concluded that it was in the best interests of the SMID ETF that the continuance of the Advisory Agreement be approved and that the compensation payable thereunder by the SMID ETF to Zacks was fair and reasonable. In considering the approval of the continuance of the Advisory Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, and considered a variety of factors in its analysis, including those discussed below.

Performance. The Board reviewed the performance data for the SMID ETF provided by the Adviser, including one-year and since inception average annual total returns as of May 31, 2025. The Board also reviewed comparisons of the SMID ETF’s performance against its peer group average, Morningstar Category Average and benchmark. The Board noted that the SMID ETF outperformed its peer group average and Morningstar Category Average for the twelve-months and the since inception period ended May 31, 2025, and underperformed its benchmark for the twelve-months and the since inception period ended May 31, 2025. The Board also took into consideration the background and experience of the portfolio manager. After considering the information provided and presented at the Meeting and at meetings throughout the year, the Board determined that the performance of the SMID ETF was reasonable.

Nature, Extent and Quality of Services. In considering the approval of the continuance of the Advisory Agreement with the Adviser with respect to the SMID ETF, the Board considered the nature, extent, and quality of services that the Adviser provided to the SMID ETF, including the Adviser’s personnel and resources and performance. The Board reviewed the services provided by the Adviser, including the backgrounds of the personnel providing the investment management services and the Adviser’s compliance staff. The Trustees also reviewed information provided regarding risk management and compliance and regulatory matters. The Board also took into account the research and decision-making processes used by the Adviser. The Board concluded that the nature, extent and quality of services provided by the Adviser to the SMID ETF under the Advisory Agreement were satisfactory.

Fees and Expenses. The Board reviewed the SMID ETF’s advisory fee and expense ratio, and reviewed information comparing the advisory fee and expense ratios to those of the peer group and Morningstar category. The Board noted that the SMID ETF’s advisory fee and expense ratio were lower than the peer group average, but the SMID ETF’s advisory fee and expense ratio were higher than the Morningstar category average. The Board also considered the Adviser’s active management style with respect to the SMID ETF in comparison to the funds in its peer group. In response to the Trustees’ questions, Mr. Zacks explained how the peer group was selected from the overall category. The Board noted that the Adviser has also agreed to continue to waive fees and limit expenses of the SMID ETF for an additional year. Given these considerations, the Board concluded that the advisory fee paid to the Adviser under the Advisory Agreement was not unreasonable.

Profitability. The Board reviewed the profitability of the Adviser with respect to the SMID ETF for the previous twelve months of operations. The Board concluded that the profitability of the Adviser in connection with the management of the SMID ETF was not unreasonable. After further discussion, the Board concluded that Zacks’ level of profitability was not excessive.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the SMID ETF grows and whether fee levels reflect a reasonable sharing of economies of scale for the benefit of the SMID ETF’s investors. The Board noted that breakpoints may be an appropriate way for the Adviser to share its economies of scale if the SMID ETF experiences substantial asset growth; however, the Board recognized that the SMID ETF may take some time to reach an asset level where the Adviser could realize significant economies of scale. The Board observed that economies of scale will be considered in the future as the SMID ETF’s asset levels grow.

Conclusion. Based on all the information considered and the conclusions reached, with no single factor or conclusion being determinative and with each Trustee not necessarily attributing the same weight to each factor, the Board determined that the continuance of the Advisory Agreement for an additional one-year period is in the best interests of the SMID ETF.

Approval of Advisory Agreement – Zacks Quality International ETF

In connection with a meeting held on April 16, 2025, the Board of Trustees (the “Board”) of Zacks Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” (the “Independent Trustees”), as that term is defined in the Investment Company Act of 1940, as amended, discussed the approval of the investment advisory agreement (the “Advisory Agreement”) between Zacks Investment Management, Inc. (“Zacks” or the “Adviser”) and the Trust, with respect to the Zacks Quality International ETF (the “International ETF”).

The Independent Trustees considered Trust counsel’s guidance and their own business judgment in evaluating the Advisory Agreement and the weight to be given to each factor considered. Based upon its review, the Board concluded that it was in the best interests of the International ETF that the Advisory Agreement be approved and that the compensation payable thereunder by the International ETF to Zacks was fair and reasonable. In considering the approval of the Advisory Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, and considered a variety of factors in its analysis, including those discussed below.

Performance. The Board noted that the International ETF is newly formed and as such does not have a record of prior performance to submit at the Meeting. The Board noted that there were no funds or accounts managed by the Adviser that were comparable to the International ETF and reviewed the performance of the Zacks Earning Consistent Portfolio ETF (the “ECP ETF”), including one-year and since inception average annual total returns as of December 31, 2024, as well as information related to the of the other Funds provided in the Board materials and throughout the year (including the 15(c) materials related to the mutual funds summarized above). The Board also reviewed comparisons of the ECP ETF’s and the mutual funds’ performance against their peer group averages, Morningstar Category Averages and benchmarks, noting the same information discussed earlier in the Meeting. The Board also took into consideration the background and experience of the prospective portfolio manager. The Board concluded that, despite a lack of close comparative data for the International ETF, the returns presented for the ECP ETF and the other Funds reviewed at this Meeting and the Adviser’s presentation, that the Adviser should be able to adequately fulfill the International ETF’s investment mandate.

Nature, Extent and Quality of Services. In considering the approval of the Advisory Agreement, the Board considered the nature, extent, and quality of services that the Adviser will provide to the International ETF, including the Adviser’s personnel and resources and performance. The Board reviewed the services the Adviser will provide in serving as investment adviser, including the backgrounds of the personnel providing the investment management services and the Adviser’s compliance staff. The Trustees also reviewed information provided regarding risk management and compliance and regulatory matters. The Board also took into account the research and decision-making processes used by the Adviser. The Board concluded that the nature, extent and quality of services the Adviser will provide were satisfactory.

Fees and Expenses. The Board reviewed the International ETF’s proposed advisory fee and expense ratio. The Board noted that the Adviser has also agreed to waive fees and limit expenses of the International ETF. Given these considerations, the Board concluded that Zacks’ proposed advisory fees were not unreasonable.

Profitability. The Board reviewed the estimated profitability of the Adviser with respect to the International ETF. The Board concluded that the estimated profitability of the Adviser in connection with the management of the International ETF was not unreasonable and at a level to adequately incentivize the Adviser to provide high quality services. After further discussion, the Board concluded that Zacks’ expected level of profitability was not excessive.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the International ETF grows and whether fee levels reflect a reasonable sharing of economies of scale for the benefit of the International ETF’s investors. The Board noted that breakpoints may be an appropriate way for the Adviser to share its economies of scale if the International ETF experiences substantial asset growth; however, the Board recognized that the International ETF may take some time to reach an asset level where the Adviser could realize significant economies of scale. The Board observed that economies of scale will be considered in the future as the International ETF’s asset levels grow.

Conclusion. Based on all the information considered and the conclusions reached, with no single factor or conclusion being determinative and with each Trustee not necessarily attributing the same weight to each factor, the Board determined that the terms of the Advisory Agreement are fair and reasonable, and that the approval of the Advisory Agreement for an initial two-year term is in the best interests of the International ETF.

INVESTMENT ADVISOR
Zacks Investment Management, Inc.
10 S. Riverside Plaza, Suite 1600
Chicago, IL 60606

ADMINISTRATOR
Ultimus Fund Solutions, LLC
4221 North 203rd Street Suite 100
Elkhorn, Nebraska 68022

ZACKSETF-A25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Refer to the financial statements included herein

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable

(b)       Not applicable

Item 19. Exhibits.

(a)(1) Code of Ethics for Principal Executive and Senior Financial Officers. Exhibit 99.CODE]

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto. [Exhibit 99. CERT]

(a)(4) Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto [Exhibit 99.906CERT]

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Zacks Trust

By (Signature and Title)

/s/ Mitch Zacks

     Mitch Zacks, Principal Executive Officer/President

Date	2/06/26

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Mitch Zacks

     Mitch Zacks, Principal Executive Officer/President

Date	2/06/26

By (Signature and Title)

/s/ Donald Ralph

     Donald Ralph, Principal Financial Officer/Treasurer

Date	2/06/26